   As filed with the Securities and Exchange Commission on September 17, 1998

                                                      1933 Act File No. 2-60491
                                                      1940 Act File No. 811-2794
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 27

                           AND REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 29


                              MFS SERIES TRUST III
               (Exact name of Registrant as Specified in Charter)

                500 Boylston Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

      |_| immediately upon filing pursuant to paragraph (b)

      |X|  on September 17, 1998 pursuant to paragraph (b)

      |_|  60 days after filing pursuant to paragraph (a)(i)
      |_|  on [date] pursuant to paragraph (a)(i)
      |_|  75 days after filing pursuant to paragraph (a)(ii)
      |_|  on [date] pursuant to paragraph (a)(ii) of rule 485.

      If appropriate, check the following box:
      |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

The Prospectus dated June 1, 1998 of MFS Municipal High Income Fund is incorporated in this Post-Effective Amendment No. 27 by reference to the Prospectus of MFS Municipal High Income Fund filed by the Registrant pursuant to rule 497(j) under the Securities Act of 1933, as amended (File No. 2-60491), with the Securities and Exchange Commission on June 1, 1998.

The Statement of Additional Information dated June 1, 1998 of MFS Municipal High Income Fund is incorporated in this Post-Effective Amendment No. 27 by reference to the Statement of Additional Information of MFS Municipal High Income Fund filed by the Registrant pursuant to rule 497(j) under the Securities Act of 1933, as amended (File No. 2-60491), with the Securities and Exchange Commission on June 1, 1998.

                        MFS MUNICIPAL HIGH INCOME FUND

                  SUPPLEMENT TO THE JUNE 1, 1998 PROSPECTUS
                   AND STATEMENT OF ADDITIONAL INFORMATION


The following information should be read in conjunction with the Prospectus and Statement of Additional Information dated June 1, 1998 for the MFS Municipal High Income Fund (the "Fund") and contains a description of Class C shares.

EXPENSE SUMMARY
SHAREHOLDER TRANSACTION EXPENSES:                                                          CLASS A        CLASS B        CLASS C
                                                                                           -------        -------        -------
    Maximum Initial Sales Charge Imposed on Purchases
      of Fund Shares (as a percentage of offering  price) ......................            4.75%          0.00%          0.00%
    Maximum Contingent Deferred Sales Charge (as a percentage of original
      purchase price or redemption proceeds, as applicable) ....................        See Below(1)       4.00%          1.00%

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS):
    Management Fees ............................................................            0.65%          0.65%          0.65%
    Rule 12b-1 Fees ............................................................            0.00%          0.91%(2)       1.00%(2)
    Other Expenses(3) ..........................................................            0.22%          0.22%          0.22%(4)
                                                                                            -----          -----          -----
    Total Operating Expenses ...................................................            0.87%          1.78%          1.87%

----------
(1) Purchases of $1 million or more and certain purchases by retirement plans are not subject to an initial sales charge; however, a contingent deferred sales charge (a "CDSC") of 1.00% will be imposed on such purchases in the event of certain redemption transactions within 12 months following such purchases (see "Information Concerning Shares of the Fund -- Purchases" below).


(2) The Fund has adopted a distribution plan for its Class B shares and Class C shares, in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Distribution Plan"), which provides that it will pay distribution/service fees aggregating up to (but not necessarily all of) 1.00% per annum of the average daily net assets attributable to the Class B and Class C shares, respectively. Except in the case of the 0.25% per annum Class B service fee paid by the Fund upon the sale of Class B shares, payment of the Class B service fee will be suspended until such date as the Trustees of the Trust may determine. Distribution expenses paid under the Plan with respect to Class B or Class C shares, together with any CDSC, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. See "Information Concerning Shares of the Fund -- Distribution Plan" below.


(3) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."


(4) Based on expenses of the other classes incurred during the Fund's last fiscal year.

                             EXAMPLE OF EXPENSES
                             -------------------

An investor would pay the following dollar amounts of expenses on a $1,000 investment in the Fund, assuming (a) a 5% annual return and (b) redemption at the end of each of the time periods indicated (unless otherwise noted):

PERIOD                  CLASS A           CLASS B              CLASS C
------                  -------     ------------------      ---------------
                                               (1)                     (1)
 1 year ...............   $ 56       $ 58      $ 18          $ 29      $ 19
 3 years ..............     74         86        56            59        59
 5 years ..............     93        116        96           101       101
10 years ..............    150        185(2)    185(2)        219       219

----------
(1) Assumes no redemption.

(2) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. More complete descriptions of the following expenses of the Fund are set forth in the following sections of the Prospectus: (i) varying sales charges on share purchases -- "Purchases"; (ii) varying CDSCs -- "Purchases"; (iii) management fees -- "Investment Adviser"; and (iv) Rule 12b-1 (i.e., distribution plan) fees -- "Distribution Plan."

THE "EXAMPLE" SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION
The following information has been audited for at least the latest five fiscal years (except where noted) and should be read in conjunction with the financial statements included in the Fund's Annual Report to shareholders and subsequent Semiannual Report which are incorporated by reference into the Statement of Additional Information. The financial statements for all but the most recent six months are included in reliance upon the report of the Fund's independent auditors, given upon their authority as experts in accounting and auditing. The Fund's independent auditors are Ernst & Young LLP.


                                                          FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS ENDED                    YEAR ENDED JANUARY 31,
                                                    JULY 31, 1998    ------------------------------------------------------------
                                                    (UNAUDITED)         1998          1997        1996          1995      1994
                                                    ----------       ----------     --------   ----------     --------   --------
                                                                                    CLASS A
                                                    -----------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
  THROUGHOUT EACH PERIOD):
Net asset value - beginning of period ...........   $     9.07       $     8.73     $   9.12   $     8.60     $   9.38   $   9.26
                                                    ----------       ----------     --------   ----------     --------   --------
Income from investment operations# -
  Net investment income .........................   $     0.26       $     0.57     $   0.61   $     0.61     $   0.64   $   0.77
  Net realized and unrealized gain
    (loss) on investments .......................        (0.08)            0.34        (0.36)        0.59        (0.75)      0.05
                                                    ----------       ----------     --------   ----------     --------   --------

      Total from investment operations ..........   $     0.18       $     0.91     $   0.25   $     1.20     $  (0.11)  $   0.82
                                                    ----------       ----------     --------   ----------     --------   --------

Less distributions declared to
  shareholders from net investment income .......   $    (0.26)      $    (0.57)    $  (0.64)  $    (0.68)    $  (0.67)  $  (0.70)
Net asset value - end of period .................   $     8.99       $     9.07     $   8.73   $     9.12     $   8.60   $   9.38
                                                    ==========       ==========     ========   ==========     ========   ========
Total return(+) .................................         2.06%++         10.81%        2.87%       13.92%       (1.04)%     9.19%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses## ....................................         0.84%+           0.89%        0.93%        0.93%        1.04%      1.10%
  Net investment income .........................         5.92%+           6.42%        6.96%        6.83%        7.27%      7.15%
PORTFOLIO TURNOVER ..............................            4%              19%          17%          20%          32%        18%
NET ASSETS AT END OF PERIOD(000 OMITTED) ........   $1,134,168       $1,107,181     $988,178   $1,009,031     $920,043   $809,957

  + Annualized.
 ++ Not annualized.

  # Per share data for the periods subsequent to January 31, 1995, are based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

                                                                   YEAR ENDED JANUARY 31,
                                          ------------------------------------------------------------------------
                                               1993           1992           1991           1990           1989
                                              CLASS A
                                          ------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
  THROUGHOUT EACH PERIOD):
Net asset value - beginning of period .        $ 9.22         $ 9.09         $ 9.45         $ 9.55         $ 9.68
                                               ------         ------         ------         ------         ------
Income from investment operations -
  Net investment income ...............        $ 0.73         $ 0.73         $ 0.74         $ 0.85         $ 0.88
  Net realized and unrealized gain
    (loss) on investments .............          0.06           0.17          (0.32)         (0.09)         (0.12)
                                               ------         ------         ------         ------         ------
      Total from investment operations         $ 0.79         $ 0.90         $ 0.42         $ 0.76         $ 0.76
                                               ------         ------         ------         ------         ------

Less distributions declared to shareholders -
  From net investment income ..........        $(0.75)        $(0.77)        $(0.78)        $(0.81)        $(0.82)
  From net realized gain on investments           --             --             --           (0.04)         (0.07)
  From paid-in capital ................           --             --             --           (0.01)           --
                                               ------         ------         ------         ------         ------
      Total distributions declared to
        shareholders ..................        $(0.75)        $(0.77)        $(0.78)        $(0.86)        $(0.89)
                                               ------         ------         ------         ------         ------
Net asset value - end of period .......        $ 9.26         $ 9.22         $ 9.09         $ 9.45         $ 9.55
                                               ======         ======         ======         ======         ======
Total return(+) .......................         9.02%         10.34%          4.65%          8.24%          8.32%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses ............................         1.00%          1.03%          1.05%          1.02%          0.65%
  Net investment income ...............         7.95%          7.96%          8.17%          8.90%          9.27%
PORTFOLIO TURNOVER ....................           10%            21%            41%            21%            23%
NET ASSETS AT END OF PERIOD (000 OMITTED)    $731,968       $648,043       $638,185       $485,037       $325,044

(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

                                                              FINANCIAL HIGHLIGHTS -- CONTINUED

                                                 SIX MONTHS ENDED               YEAR ENDED JANUARY 31,
                                                  JULY 31, 1998  --------------------------------------------------------------
                                                   (UNAUDITED)     1998           1997        1996          1995         1994**
                                                    --------     --------       --------    --------      --------     --------
                                                                                CLASS B
                                                   ----------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
  THROUGHOUT EACH PERIOD):
Net asset value - beginning of period ...........   $   9.08     $   8.74       $   9.12    $   8.60      $   9.38     $   9.40
                                                    --------     --------       --------    --------      --------     --------
Income from investment operations# -
  Net investment income(S) ......................   $   0.22     $   0.49       $   0.52    $   0.52      $   0.57     $   0.32
  Net realized and unrealized gain
    (loss) on investments .......................      (0.09)        0.34          (0.35)       0.59         (0.78)       (0.14)
                                                    --------     --------       --------    --------      --------     --------

      Total from investment operations ..........   $   0.13     $   0.83       $   0.17    $   1.11      $  (0.21)    $   0.18
                                                    --------     --------       --------    --------      --------     --------

Less distributions declared to shareholders
  from net investment income ....................   $  (0.22)    $  (0.49)      $  (0.55)   $  (0.59)     $  (0.57)    $  (0.20)
                                                    --------     --------       --------    --------      --------     --------
Net asset value - end of period .................   $   8.99     $   9.08       $   8.74    $   9.12      $   8.60     $   9.38
                                                    ========     ========       ========    ========      ========     ========
Total return ....................................       1.50%++      9.87%          1.96%      12.78%        (2.13)%       1.89%+
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA(S):
  Expenses## ....................................       1.72%+       1.73%          1.86%       1.91%         2.10%        2.04%+
  Net investment income .........................       5.04%+       5.50%          6.00%       5.84%         6.32%        5.43%+
PORTFOLIO TURNOVER ..............................          4%          19%            17%         20%           32%          18%
NET ASSETS AT END OF PERIOD(000 OMITTED) ........   $313,475     $264,575       $125,971    $ 77,808      $ 55,675     $      1

 ** For the period from the inception of Class B, September 7, 1993, through January 31, 1994.
  + Annualized.

 ++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1995, are based on average shares outstanding.

 ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(S) The distributor voluntarily waived a portion of its distribution fee for the period indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

Net investment income ...........................       --       $   0.49           --          --            --           --
RATIOS (TO AVERAGE NET ASSETS):
  Expenses## ....................................       --           1.80%          --          --            --           --
  Net investment income .........................       --           5.43%          --          --            --           --

THE FUND
The Fund is a non-diversified series of MFS Series Trust III (the "Trust"), an open-end management investment company which was organized as a business trust under the laws of The Commonwealth of Massachusetts in 1977. The Trust presently consists of three series, each of which represents a portfolio with separate investment policies. Three classes of shares of the Fund currently are offered for sale to the general public. Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 4.75% of the offering price (or a CDSC of 1.00% upon redemption during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans). Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC of 1.00% upon redemption during the first year and an annual distribution and service fee up to a maximum of 1.00% per annum. Class C shares do not convert to any other class of shares of the Fund. The Fund buys securities (primarily municipal bonds and notes that may be in the medium or lower rating categories or may be unrated, the interest on which is exempt from federal income tax) for its portfolio.


INFORMATION CONCERNING SHARES OF THE FUND


PURCHASES
The Fund offers three classes of shares to the general public which bear sales charges and distribution fees in different forms and amounts. Class A and Class B shares are described in the Prospectus and SAI and Class C shares are described below.

CLASS C SHARES: Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC of 1.00% upon redemption during the first year. Class C shares do not convert to any other class of shares of the Fund. The maximum investment in Class C shares that may be made is up to $1,000,000 per transaction.

The CDSC imposed is assessed against the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. No CDSC is assessed against shares acquired through the automatic reinvestment of dividend or capital gain distributions. See "Redemptions and Repurchases -- Contingent Deferred Sales Charge" below for further discussion of the CDSC.

MFS Fund Distributors ("MFD") will pay dealers 1.00% of the purchase price of Class C shares purchased through dealers and, as compensation therefor, MFD will retain the 1.00% per annum distribution and service fee paid under the Fund's Distribution Plan to MFD for the first year after purchase (see "Distribution Plan" below).

Class C shares are not currently available for purchase by any retirement plan qualified under Sections 401(a) or 403(b) of the Internal Revenue Code of 1986, as amended (the "Code") if the retirement plan and/or the sponsoring organization subscribe to the MFS FUNDamental 401(k) Plan or another similar recordkeeping program made available by the Shareholder Servicing Agent.

WAIVERS OF CDSC. In certain circumstances, the CDSC imposed upon redemption of Class C shares is waived. Where these circumstances are described in Appendix A in the Prospectus as applicable to "Class B shares" or "all shares," they also apply to Class C shares.

EXCHANGES
Some or all of the Class C shares in an account with the Fund for which payment has been received by the Fund (i.e., an established account) may be exchanged for Class C shares of any of the other funds in the MFS Family of Funds ("MFS Funds") at net asset value (if available for sale). No CDSC will be imposed in connection with an exchange from Class C shares of the Fund to any other MFS Fund; however, the holding period for purposes of calculating the CDSC will carry over to the acquired shares.

REDEMPTIONS AND REPURCHASES

CONTINGENT DEFERRED SALES CHARGE: Investments in Class C shares ("Direct Purchases") will be subject to a 1.00% CDSC upon redemption for a period of 12 months. Purchases of Class C shares made during a calendar month, regardless of when during the month the investment occurred, will age one year at the close of business on the last day of such month in the following calendar year and each subsequent year.

At the time of a redemption, the amount by which the value of a shareholder's account represented by Direct Purchases exceeds the sum of 12 months of Direct Purchases may be redeemed without charge ("Free Amount"). Moreover, no CDSC is ever assessed on additional shares acquired through the automatic reinvestment of dividend or capital gain distributions ("Reinvested Shares"). Therefore, at the time of redemption of Class C shares, (i) any Free Amount is not subject to the CDSC and (ii) the amount of the redemption equal to the then-current value of Reinvested Shares is not subject to the CDSC, but (iii) any amount of the redemption in excess of the aggregate of the then-current value of Reinvested Shares and the Free Amount is subject to a CDSC. The CDSC will first be applied against the amount of Direct Purchases made which will result in any such charge being imposed at the lowest possible rate.

The applicability of a CDSC for Class C shares will be unaffected by exchanges or transfers of registration, except as described in the Prospectus for Class B shares.

REINSTATEMENT PRIVILEGE: Class C shareholders of the Fund who have redeemed their shares have a one-time right to reinvest the redemption proceeds in the same class of shares of any of the MFS Funds (if shares of such Fund are available for sale) at net asset value (with a credit for any CDSC paid) within 90 days of the redemption pursuant to the Reinstatement Privilege. If the Class C shares credited for any CDSC paid are then redeemed within 12 months of the initial purchase, a CDSC will be imposed upon redemption. Such purchases under the Reinstatement Privilege are subject to all limitations in the Statement of Additional Information regarding the privilege.

DISTRIBUTION PLAN
The Trustees have adopted a Distribution Plan for Class B and Class C shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Distribution Plan"), after having concluded that there is reasonable likelihood that the Distribution Plan would benefit the Fund and its shareholders. The features common to each Class of shares are described in the Prospectus and apply to Class C shares.

FEATURES UNIQUE TO EACH CLASS OF SHARES: There are certain features of the Distribution Plan that are unique to Class C shares, as described below.

    CLASS C SHARES. Class C shares are offered at net asset value without an initial sales charge but subject to a CDSC. See "Purchases -- Class C shares" above. MFD will pay a commission to dealers of 1.00% of the purchase price of Class C shares purchased through dealers at the time of purchase. In compensation for this 1.00% commission paid by MFD to dealers, MFD will retain the 1.00% per annum Class C distribution and service fees paid by the Fund with respect to such shares for the first year after purchase, and dealers will become eligible to receive from MFD the ongoing 1.00% per annum distribution and service fees paid by the Fund to MFD with respect to such shares commencing in the thirteenth month following purchase.

This ongoing 1.00% fee is comprised of the 0.25% per annum service fee paid to MFD under the Distribution Plan (which MFD in turn pays to dealers), as discussed above, and a distribution fee paid to MFD (which MFD also in turn pays to dealers) under the Distribution Plan equal, on an annual basis, to 0.75% of the Fund's average daily net assets attributable to Class C shares.

CURRENT LEVEL OF DISTRIBUTION AND SERVICE FEES: The Fund's Class C distribution/service fee for its current fiscal year is equal to 1.00% per annum of the average daily net assets attributable to the Fund's Class C shares.

DISTRIBUTIONS
Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares because expenses attributable to Class B and Class C shares will generally be higher.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES
The Fund has three classes of shares which it offers to the general public entitled Class A, Class B and Class C Shares of Beneficial Interest (without par value).

PERFORMANCE INFORMATION
Total rate of return quotations for Class C shares, if quoted for periods of one year or less, will give effect to the imposition of the 1.00% CDSC assessed upon redemption of Class C shares during the first year. Such total rate of return quotations may be accompanied by quotations which do not reflect the deduction of the CDSC, and will thus be higher. Yield and distribution rate calculations for Class C shares assume no CDSC is paid.

SHAREHOLDER SERVICES
    LETTER OF INTENT: Purchases of Class C shares will apply toward the completion of the requirements under a Letter of Intent with respect to the purchase of Class A shares. See the Prospectus for further information on the Letter of Intent.

    RIGHT OF ACCUMULATION: The current offering price value of an investor's holdings of Class C shares will apply toward cumulative quantity discounts on purchases of Class A shares. See the Prospectus for further information on the Right of Accumulation.

    SYSTEMATIC WITHDRAWAL PLAN: The aggregate withdrawals of Class C shares in any year pursuant to a Systematic Withdrawal Plan ("SWP") will not be subject to a CDSC and generally are limited to 10% of the value of the account at the time of establishment of the SWP.

INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS
Ernst & Young LLP are the Fund's independent auditors providing audit services, tax services, and assistance and consultation with respect to the preparation of filings with the SEC.

The Portfolio of Investments and the Statement of Assets and Liabilities at January 31, 1998, the Statement of Operations for the year ended January 31, 1998, the Statement of Changes in Net Assets for each of the two years in the period ended January 31, 1998, the Notes to Financial Statements and the Independent Auditors' Report, each of which is included in the Annual Report to shareholders of the Fund, are incorporated by reference into this SAI in reliance upon the report of Ernst & Young LLP, independent auditors, given upon their authority as experts in accounting and auditing.


The Portfolio of Investments (unaudited) at July 31, 1998, the Statement of Assets and Liabilities (unaudited) at July 31, 1998, the Statement of Operations (unaudited) for the six months ended July 31, 1998, the Statement of Changes in Net Assets (unaudited) for the six months ended July 31, 1998 and the Notes to Financial Statements (unaudited), which are included in the Semiannual Report to shareholders of the Fund, are incorporated by reference into the Fund's SAI.

A copy of the Semiannual Report and the Annual Report accompany the Fund's
SAI.

              THE DATE OF THIS SUPPLEMENT IS SEPTEMBER 17, 1998

The financial statements contained in the Annual Report dated January 31, 1998 of MFS Municipal High Income Fund (File No. 811-2794) are incorporated in this Post-Effective Amendment No. 27 by reference to the Post-Effective Amendment No. 26 to the Registrant Statement (File No. 2-60491) of MFS Municipal High Income Fund filed by the Registrant with the Securities and Exchange Commission on May 28, 1998.

         The financial statements as contained in the Semi-Annual Report dated July 31, 1998 of MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) - July 31, 1998

Municipal Bonds - 98.5%
--------------------------------------------------------------------------------------------------------
                                                                      PRINCIPAL AMOUNT
ISSUER                                                                    (000 OMITTED)         VALUE
--------------------------------------------------------------------------------------------------------
General Obligation - 3.3%
  Chicago, IL, FGIC, 5.125s, 2025                                             $  5,000    $    4,904,700
  District of Columbia, 6s, 2026                                                 5,000         5,247,250
  Markham, IL, 9s, 2012                                                          2,670         2,710,050
  New York City, NY, 6.875s, 2003                                                  120           131,136
  New York City, NY, 7.1s, 2011                                                    120           130,940
  New York City, NY, 5.875s, 2024                                                7,000         7,394,800
  New York City, NY, 6.125s, 2025                                                3,675         3,944,966
  New York City, NY, 6.125s, 2025                                                8,000         8,638,160
  New York City, NY, 5.5s, 2037                                                  5,000         5,064,650
  New York City, NY, FSA, 7s, 2022                                                  70            76,681
  Orleans Parish, LA, School Board, FGIC, 0s, 2015                               9,860         4,176,301
  Texas Veteran Housing Assistance Program, 7s, 2025                             1,330         1,440,310
  Ukiah, CA, Unified School District, FGIC, 0s, 2017                             4,795         1,789,638
  Ukiah, CA, Unified School District, FGIC, 0s, 2018                             4,085         1,447,520
  West Warwick, RI, 7.3s, 2008                                                     200           220,120
  West Warwick, RI, 7.45s, 2013                                                    570           638,571
                                                                                          --------------
                                                                                          $   47,955,793
--------------------------------------------------------------------------------------------------------
State and Local Appropriation - 0.5%
  District of Columbia, Certificates of Participation, 7.3s, 2013             $  2,500    $    2,807,325
  New York Dormitory Authority Rev. (St. Clare's Hospital), 5.3s, 2019           2,000         1,987,560
  New York Dormitory Authority Rev. (Wyckoff Heights Medical Center),
    5.3s, 2021                                                                   1,000           993,460
  South Tucson, AZ, Municipal Property Corp., 8.75s, 2010                          865           920,680
                                                                                          --------------
                                                                                          $    6,709,025
--------------------------------------------------------------------------------------------------------
Refunded and Special Obligations - 20.6%
  Arapahoe County, CO, Capital Improvement, Highway Rev., 0s, 2015            $ 76,375    $   27,105,487
  Arapahoe County, CO, Capital Improvement, Highway Rev., 0s, 2026              69,000        10,508,010
  Austin, TX, Utilities System Rev., 10.75s, 2000                                1,780         1,988,865
  Clermont County, OH, Hospital Facilities Rev. (Mercy
    Health Systems), AMBAC, MVRICs, 9.441s, 2021(++)                             1,300         1,541,618
  Colorado Health Facilities Authority, Retirement
    Facilities Rev. (Liberty Heights), 0s, 2022                                  6,850         1,881,695
  Colorado Health Facilities Authority, Retirement
    Facilities Rev. (Liberty Heights), 0s, 2024                                 29,295         7,223,268
  Colquitt County, GA, Development Authority Rev.,"A", 0s, 2021                  7,270         1,995,906
  Colquitt County, GA, Development Authority Rev.,"C", 0s, 2021                  4,250         1,166,795
  Daphne, AL, Special Care Facilities Financing
    Authority (1st Mortgage Rev.), 0s, 2008                                     89,975        56,745,433
  Daphne, AL, Special Care Facilities Financing
    Authority (2nd Mortgage Rev.), 0s, 2008                                      4,500         2,838,060
  Daphne, AL, Special Care Facilities Financing
    Authority (Presbyterian), 0s, 2008                                          48,475         8,676,055
  Denver, CO, City & County Airport Rev., 8.875s, 2012                           1,325         1,538,034
  Denver, CO, City & County Airport Rev., 7.75s, 2021                              425           478,826
  Denver, CO, City & County Airport Rev., 8.5s, 2023                               255           284,378
  Denver, CO, City & County Airport Rev., 8.75s, 2023                            1,530         1,770,195
  Denver, CO, City & County Airport Rev., 8s, 2025                                 100           110,443
  Desert Hospital District, CA, Hospital Rev. (Desert
    Hospital Corp.), 8.914s, 2020(++)                                            4,000         4,767,480
  District of Columbia, Hospital Rev. (Washington
    Hospital), 7.125s, 2019                                                      1,750         1,962,573
  Doylestown, PA, Hospital Authority (Doylestown Hospital), 7.2s, 2023           2,200         2,525,600
  Fairfax County, VA, Redevelopment & Housing Authority
    (Little River Glen), 8.95s, 2020                                             1,990         2,113,121
  Hannibal, MO, Industrial Development Authority
    (Hannibal Regional Healthcare), 9.5s, 2022+                                  3,000         3,554,250
  Illinois Development Finance Authority, Retirement
    Housing Rev., 0s, 2023                                                      30,000         7,508,700
  Illinois Development Finance Authority, Retirement
    Housing Rev. (Regency Park), ETM, 0s, 2025                                   8,050         1,714,730
  Illinois Health Facilities Rev. (Memorial Hospital-
    Woodstock), 7.25s, 2022                                                      1,500         1,685,100
  Jefferson County, OH, 7.125s, 2019                                             8,660        10,308,951
  Jenks Township, PA, Municipal Authority Rev., 8s, 2018                         4,650         5,466,400
  Maine Health & Higher Education Facilities Authority
    (St. Mary's General Hospital), 8.625s, 1999                                  5,140         5,464,899
  Massachusetts Health & Education Facilities Authority
    (Fairview Extended Care Facility), 10.25s, 2021                              3,000         3,503,760
  Massachusetts Industrial Finance Agency (Glenmeadow
    Retirement Community), 8.375s, 2018                                          2,300         2,913,571
  Massachusetts Industrial Finance Agency (Glenmeadow
    Retirement Community), 8.625s, 2026                                          3,520         4,514,893
  Massachusetts Industrial Finance Agency, Tunnel Rev
    (Mass. Turnpike), 9s, 2020                                                  10,895        12,220,486
  Mesa County, CO, Residual Rev., 0s, 2003                                      25,125         8,869,125
  Mississippi Hospital Equipment & Facilities Authority
    Rev. (Rush Medical Foundation), 8.75s, 2001                                  2,800         3,152,884
  New Lenox, IL, Community Park Development Authority, 8.25s, 2004               4,205         5,138,931
  New York City, NY, 6.875s, 2003                                                  880           970,086
  New York City, NY, 7.1s, 2011                                                    880           976,457
  New York City, NY, 6.125s, 2025                                                1,325         1,483,814
  New York City, NY, FSA, 7s, 2022                                               1,630         1,806,236
  New York Local Government Assistance Corp., 7s, 2001                             800           875,304
  Prince William County, VA, Industrial Development
    Authority, Residential Care Facility (Westminster
    at Lake Ridge), 10s, 2022                                                    3,500         4,204,620
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2005                                             1,500         1,138,605
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2007                                             4,000         2,751,720
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2008                                             5,400         3,536,838
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2011                                            13,400         7,351,106
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2028                                            13,450         2,930,217
  South Carolina Public Service Authority (Santee
    Coop), 7.1s, 2001                                                            2,000         2,204,020
  Spirit Lake, IA, Industrial Development Rev. (Crystal
    Tips, Inc.), 0s, 2008                                                        4,583         6,284,755
  Telluride, CO, Gondola Transit Co., 11.5s, 2012                                5,025         8,066,884
  Texas Turnpike Authority (Houston Ship Channel
    Bridge), 12.625s, 2002                                                      21,090        27,767,516
  Virgin Islands Public Financing Authority, 7.25s, 2018                         2,000         2,278,700
  Walton, GA, Industrial Development Rev. (Ultima
    Rubber Products), 10s, 2010                                                  4,075         4,572,069
  Washington Public Power Supply System Rev. (Nuclear
    Project#1), 14.375s, 2001                                                      600           693,234
  Washington, GA, Wilkes Payroll Development Authority
    Rev., 0s, 2021                                                               8,000         2,196,320
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 1999                                                     80            82,248
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2000                                                     85            90,236
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2001                                                     95           103,536
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2002                                                    115           128,415
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2003                                                    130           148,548
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2004                                                    150           173,871
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2005                                                    165           191,258
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2010                                                    235           272,398
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2011                                                    250           289,785
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2013                                                    290           336,151
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2015                                                    335           388,312
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2016                                                    360           417,290
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2017                                                    390           452,064
                                                                                          --------------
                                                                                          $  298,401,135
--------------------------------------------------------------------------------------------------------
Airport and Port Revenue - 7.9%
  California Statewide Community Development Authority
    Lease Rev. (United Airlines), 5.7s, 2033                                  $  5,000    $    5,088,400
  Charlotte, NC, Special Facilities Rev. (Charlotte
    Douglas International Airport), 5.6s, 2027                                   5,000         4,944,750
  Chicago, IL, O'Hare International Airport, Special
    Facilities Rev. (United Airlines), 8.4s, 2018                                2,575         2,718,119
  Chicago, IL, O'Hare International Airport, Special
    Facilites Rev. (United Airlines), 8.5s, 2018                                 4,500         4,866,390
  Chicago, IL, O'Hare International Airport, Special
    Facilities Rev. (United Airlines), 8.85s, 2018                               5,730         6,386,543
  Cleveland, OH, Airport Special Facilities Rev
    (Continental Airlines), 9s, 2019                                             9,120         9,886,171
  Dallas-Fort Worth, TX, International Airport Facility
    Improvement Corp. (Delta), 7.625s, 2021                                      4,500         4,963,815
  Denver, CO, City & County Airport Rev., 8.875s, 2012                           3,675         4,209,639
  Denver, CO, City & County Airport Rev., 7.75s, 2021                            1,625         1,802,710
  Denver, CO, City & County Airport Rev., 8.5s, 2023                             2,695         2,966,872
  Denver, CO, City & County Airport Rev., 8.75s, 2023                            4,240         4,839,493
  Denver, CO, City & County Airport Rev., 8s, 2025                               1,040         1,133,798
  Denver, CO, City & County Airport Rev., 6.875s, 2032                           7,130         7,726,995
  Fulton County, GA, Development Authority (Development
    Authority), 5.3s, 2013                                                       1,000           999,520
  Hillsborough County, FL, Aviation Authority Rev. (US Air), 8.6s, 2022          4,275         4,834,170
  Kenton County, KY, Airport Board Special Facilities
    (Delta Airlines), 7.5s, 2020                                                16,570        18,238,433
  Massachusetts Turnpike Authority, Metropolitan
    Highway System Rev., MBIA, 0s, 2025                                          4,045         1,019,138
  Port Authority, NY (JFK International Air Terminal), MBIA, 5.75s, 2022         7,000         7,335,300
  Tulsa, OK, Municipal Airport Trust Rev. (American
    Airlines), 7.375s, 2020                                                      4,000         4,310,680
  Tulsa, OK, Municipal Airport Trust Rev. (American
    Airlines), 7.6s, 2030                                                       14,210        15,562,934
                                                                                          --------------
                                                                                          $  113,833,870
--------------------------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 9.4%
  Alaska Industrial Development & Export Authority,
    Power Rev. (Upper Lynn Canal Regional Power), 5.875s, 2032                $  1,800    $    1,791,090
  Clark County, NV, Industrial Development Rev. (Nevada
    Power Co.), 5.6s, 2030                                                      10,000         9,957,000
  Clark County, NV, Industrial Development Rev. (Nevada
    Power Co.), 5.9s, 2032                                                       9,000         9,118,890
  Clark County, NV, Industrial Development Rev. (Nevada
    Power Co.), FGIC, 6.7s, 2022                                                 4,000         4,347,920
  Farmington, NM, Pollution Control Rev. (Tucson
    Electric Power Co.), 6.95s, 2020                                             3,000         3,356,820
  Long Island, NY, Power Authority Rev., FSA, 5.125s, 2022                       3,000         2,952,930
  Midland, MI, Environmental Development Authority,
    Pollution Control Rev. (Midland Cogeneration), 9.5s, 2009                    4,500         4,917,285
  Municipal Electric Authority, GA, Project#1, AMBAC, 7.882s, 2022(++)           9,900        11,204,325
  New Hampshire Business Finance Authority, Pollution
    Control Rev. (United Illuminating Co.), 5.875s, 2033                         2,985         3,034,133
  New Jersey Economic Development Authority (Vineland
    Cogeneration), 7.875s, 2019                                                  7,550         8,320,855
  New York City, NY, Industrial Development Rev
    (Brooklyn Navy Yard Cogeneration Partners), 5.65s, 2028                      7,000         7,070,420
  New York Research and Development Authority,
    Electrical Facilities Rev. (Consolidated Edison),
    AMBAC, 7.5s, 2026                                                            4,750         5,004,933
  New York Research and Development Authority, Electrical Facilities
    Rev. (Long Island Lighting), 7.15s, 2019                                     1,650         1,800,464
  New York Research and Development Authority,
    Electrical Facilities Rev. (Long Island Lighting), 7.15s, 2022               6,050         6,601,699
  Ohio Water Development, Pollution Control Rev
    (Cleveland Electric), 8s, 2023                                               4,700         5,361,572
  Pennsylvania Economic Development Financing
    Authority, Resources Recovery Rev., 6.5s, 2013                               2,300         2,439,633
  Pennsylvania Economic Development Financing
    Authority, Resources Recovery Rev., 6.6s, 2019                               5,000         5,308,650
  Pima County, AZ, Industrial Development Authority
    (Tuscon Electric Power Co.), 6s, 2029                                       16,000        16,120,960
  Pittsylvania County, VA, Industrial Development
    Authority, 7.55s, 2019                                                      10,000        11,015,400
  Southern California Public Power Authority,
    Transmission Project Rev., RIBS, 7.893s, 2012(++)                            7,850         8,897,818
  West Feliciana Parish, LA, Pollution Control Rev
    (Gulf States Utilities Co.), 5.8s, 2015                                      1,000         1,011,560
  West Feliciana Parish, LA, Pollution Control Rev
    (Gulf States Utilities Co.), 9s, 2015                                        2,500         2,743,675
  West Feliciana Parish, LA, Pollution Control Rev
    (Gulf States Utilities Co.), 8s, 2024                                        4,000         4,249,560
                                                                                          --------------
                                                                                          $  136,627,592
--------------------------------------------------------------------------------------------------------
Health Care Revenue - 16.6%
  Arkansas Development Finance Authority, Economic
    Development Rev. (Southwest Homes), 10.8s, 2018                           $    945    $      974,342
  Baltimore County, MD, Nursing Facility Mortgage Rev
    (Eastpoint Rehabilation & Nursing Center), 6.75s, 2028                       1,250         1,234,388
  Bell County, TX, Health Facilities Development Corp.
    (Advanced Living Technology), 7.25s, 2001                                      215           212,214
  Bell County, TX, Health Facilities Development Corp.
    (Advanced Living Technology), 7.75s, 2006                                      395           383,577
  Bell County, TX, Health Facilities Development Corp.
    (Advanced Living Technology), 8.125s, 2016                                   1,420         1,355,745
  Bell County, TX, Health Facilities Development Corp.
    (Advanced Living Technology), 8.5s, 2026                                     3,150         2,999,461
  Bell County, TX, Health Facilities Development Corp.
    (Kings Daughters Hospital), 9.25s, 2008                                      1,075         1,145,799
  Berlin, MD, Hospital Rev. (Atlantic General Hospital), 8.375s, 2022            1,327         1,427,359
  Brevard County, FL, Health Facilites Authority
    (Beverly Enterprises), 10s, 2010                                             1,245         1,366,051
  Cambria County, PA, Industrial Development Authority
    (Beverly Enterprises), 10s, 2012                                             1,020         1,341,453
  Cheneyville, LA, Westside Habilitation Center, 8.375s, 2013                    5,900         6,489,292
  Chester County, PA, Health & Education Facilities
    Authority (Jefferson Health Systems), 5.375s, 2027                           5,000         5,008,450
  Chester County, PA, Industrial Development Authority
    (RHA/PA Nursing Home), 10.125s, 2019                                         1,908         1,755,360
  Colorado Health Facilities Authority Rev. (Gericare/
    Denver), 10.5s, 2019**                                                       5,000         3,443,750
  Connecticut Health & Educational Facilities (Johnson
    Evergreen), 8.5s, 2014                                                       1,350         1,475,024
  Denver, CO, Health & Hospital Rev., 5.375s, 2018                               3,700         3,670,178
  Denver, CO, Health & Hospital Rev., 5.375s, 2028                               5,000         4,916,100
  District of Columbia, Hospital Rev. (Hospital for
    Sick Children), 8.875s, 2021                                                   945         1,028,869
  Fairfax, Fauquier & Loudoun Counties, VA, Health
    Center Commission, Nursing Home Rev., 9s, 2020                               1,840         1,996,547
  Grand Junction, CO, Hospital Rev. (Community Hospital), 6.9s, 2017             2,900         3,032,327
  Hobbs County, NM, Health Facilities Rev. (Nemecal
    Associates), 9.625s, 2014                                                    1,640         1,739,925
  Illinois Health Facilities Authority Rev. (Centegra
    Health Systems), 5.25s, 2018                                                 1,500         1,477,920
  Iowa Finance Authority, Health Care Facilities Rev
    (Care Initiatives), 5.75s, 2018                                              1,200         1,198,968
  Jacksonville, FL, Health Facilities Authority
    (National Benevolent), 7s, 2022                                              1,000         1,101,970
  Jacksonville, FL, Industrial Development Rev
    (Beverly Enterprises), 9.75s, 2011                                             910           975,675
  Jefferson County, KY, Health Facilities Rev. (Beverly
    Enterprises), 10.125s, 2008                                                  2,045         2,166,984
  Kansas City, MO, Industrial Development Authority
    (Bishop Spencer Place, Inc.), 8s, 2024                                       7,720         8,476,251
  Kansas City, MO, Industrial Development Authority
    (Kingswood), 9s, 2013                                                        5,250         6,000,645
  Lee County, FL, Industrial Development Authority
    (Beverly Enterprises), 10s, 2010                                               870           969,624
  Louisiana Public Facilities Authority (Southwest
    Medical Center), 11s, 2006                                                   1,300           349,248
  Lufkin, TX, Health Facilities Development Corp.
    (Memorial Health System of East Texas), 5.7s, 2028                           2,800         2,803,472
  Luzerne County, PA, Industrial Development Authority
    (Beverly Enterprises), 10.125s, 2008                                         1,225         1,320,391
  Martin County, FL, Industrial Development Authority
    (Beverly Enterprises), 9.8s, 2010                                            2,650         2,846,232
  Massachusetts Health & Education Facilities Authority
    (St. Memorial Medical Center), 6s, 2023                                     13,530        13,533,788
  Massachusetts Health & Education Facilities Authority Rev
    (St. Anne's Hospital), 9.375s, 2014                                          5,000         4,974,400
  Massachusetts Industrial Finance Agency, 9.25s, 2009                           3,745         3,859,410
  Massachusetts Industrial Finance Agency (GF Revere), 8.875s, 2025              7,710         8,920,855
  Massachusetts Industrial Finance Agency (Martha's
    Vineyard Long-Term Care Facility), 9.25s, 2022**(+)                          3,410           900,240
  Massachusetts Industrial Finance Agency (Metropolitan
    Health Foundation, Inc.), 6.75s, 2027                                        5,830         6,072,819
  Michigan Hospital Finance Authority Rev. (Genesys
    Regional Medical), 5.375s, 2013                                              1,350         1,352,133
  Michigan Hospital Finance Authority Rev. (Genesys
    Regional Medical), 5.5s, 2018                                                9,000         8,984,700
  Michigan Hospital Finance Authority Rev. (Genesys
    Regional Medical), 5.5s, 2027                                                4,000         3,961,920
  Michigan Strategic Fund Ltd., Obligation Rev. (River
    Valley Recovery Center), 12.875s, 2015                                       1,007         1,027,184
  Millbrae, CA, Residential Facility (Magnolia Of Millbrae),
    7.375s, 2027                                                                 3,000         3,115,200
  Montgomery County, PA, Higher Education & Health
    Authority Rev. (AHF/Montgomery), 10.5s, 2020                                 2,460         2,611,536
  Nebraska Investment Finance Authority (Centennial
    Park), 10.5s, 2016                                                           2,200         2,239,248
  New Hampshire Higher Educational & Health Facilities
    Authority Rev. (Littleton Hospital Assn.), 5.9s, 2018                        1,500         1,517,655
  New Hampshire Industrial Development Authority (Tall
    Pines), 11.25s, 2016                                                         2,200         2,311,628
  New Jersey Economic Development Authority (Burnt
    Tavern Convalescent Center), 9s, 2013                                        1,700         1,883,889
  New Jersey Economic Development Authority (Courthouse
    Convalescent Center), 8.7s, 2014                                             1,350         1,450,211
  New Jersey Economic Development Authority (Geriatric
    & Medical Services), 9.625s, 2004                                              380           419,368
  New Jersey Economic Development Authority (Geriatric
    & Medical Services), 9.625s, 2022                                            1,350         1,483,907
  New Jersey Economic Development Authority (Gerimed), 10.5s, 2020               3,000         3,173,880
  New Jersey Economic Development Authority (Greenwood
    Health Care), 9.75s, 2011                                                    2,935         3,113,213
  New Jersey Economic Development Authority (Wanaque
    Convalescent Center), 8.5s, 2009                                               700           771,820
  New Jersey Economic Development Authority (Wanaque
    Convalescent Center), 8.6s, 2011                                             1,000         1,105,980
  New Jersey Health Care Facilities Financing Authority
    (Cherry Hill), 8s, 2027                                                      4,000         4,381,440
  North Carolina Medical Care Commission, Hospital Rev
    (Duke University Hospital), 5.25s, 2026                                      5,000         4,986,050
  North Carolina Medical Care Commission, Hospital Rev
    (Valdese General), 8.75s, 2016                                               1,865         2,094,451
  North Central, TX, Health Facilities Development
    Corp. (Baylor University Medical Center), 9.867s, 2016(++)                   4,300         5,095,801
  Ohio County, WV County Commission Health System (Ohio
    Valley Medical Center), 5.75s, 2013                                          5,000         4,969,750
  Okaloosa County, FL, Retirement Rental Housing Rev
    (Beverly Enterprises), 10.75s, 2003                                          2,530         2,598,943
  Osceola County, FL, Industrial Development Rev.,
    Community Provider Pooled Loan, 7.75s, 2017                                  2,700         2,858,247
  Portsmouth, VA, Industrial Development Authority
    (Beverly Enterprises), 10s, 2011                                             1,875         2,108,081
  Reedley, CA, Certificates of Participation (Mennonite
    Home), 7.5s, 2026                                                            5,500         5,802,170
  Rochester, MN, Health Care Facilities Rev. (Mayo
    Medical Foundation), 7.999s, 2021(++)                                        2,000         2,146,520
  San Francisco, CA, City & County (Coventry Park), 8.5s, 2026                   9,435        10,362,460
  Santa Fe, NM, Industrial Development Rev. (Casa Real
    Nursing Home), 9.75s, 2013                                                   1,825         1,985,892
  Seminole County, FL, Industrial Development Authority
    (Friendly Village), 10s, 2011                                                  830           840,981
  Sierra View, CA, Local Health Care District, 5.4s, 2022                        4,000         3,899,480
  Springfield, TN, Health & Educational Facilities
    (Northcrest Medical Center), 5.25s, 2018                                     5,000         4,866,900
  Springfield, TN, Health & Educational Facilities
    (Northcrest Medical Center), 5.375s, 2024                                    5,000         4,901,000
  St. Charles County, MO, Industrial Development
    Authority (Garden View Care Center), 10s, 2016                               1,710         1,736,762
  St. Petersburg, FL, Health Facilities Rev. (Swanholm
    Nursing), 10s, 2022                                                          1,450         1,305,000
  Suffolk County, NY, Industrial Development Agency
    (APPLE), 9.75s, 2015**                                                       3,680         1,656,000
  Vincennes, IN, Economic Development Authority (Lodge
    of the Wabash), 12.5s, 2015                                                  1,980         1,940,400
  Waterford Township, MI, Economic Development Rev
    (Canterbury Health Care), 8.375s, 2023                                       3,100         2,945,000
  Westerville, OH, Industrial Development Rev. (1st
    Mortgage Health Care), 10s, 2008                                               495           500,999
  Wilkins Area, PA, Industrial Development Authority
    (Beverly Enterprises), 10s, 2011                                             1,000         1,129,790
  Wilkinsburg, PA, Municipal Authority Health
    (Monroeville Christian), 8.25s, 2027                                         7,100         7,730,764
  Yonkers, NY, Industrial Development Agency (St
    Joseph Hospital), 6.15s, 2015                                                2,000         2,002,100
                                                                                          --------------
                                                                                          $  240,313,556
--------------------------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 14.6%
  Baltimore County, MD, Pollution Control (Bethelehem
    Steel), 7.55s, 2017                                                       $  1,850    $    2,072,703
  Burns Habor, IN, Solid Waste Disposal Facilities Rev
    (Bethlehem Steel), 8s, 2024                                                 10,455        11,804,427
  Butler, AL, Industrial Developement Board, Solid
    Waste Rev. (James River), 8s, 2028                                           4,500         5,170,185
  Cambria County, PA, Industrial Development Authority
    (Beverly Enterprises), 7.5s, 2015                                            4,390         4,858,720
  Courtland, AL, Industrial Development Board, Solid
    Waste Disposal Rev. (Champion International Corp.),
    6.375s, 2029                                                                 2,500         2,668,175
  Dayton, OH, Special Facilities Rev. (Emery Air Freight), 12.5s, 2009             950           991,107
  DeQueen, AR, Industrial Development Board
    (Weyerhaeuser Co.), 9s, 2006                                                 1,000         1,003,800
  Eastern Band of Cherokee Indian Community, NC
    (Carolina Mirror Co.), 10.25s, 2009+                                         2,885         2,903,204
  Eastern Band of Cherokee Indian Community, NC
    (Carolina Mirror Co.), 11s, 2012+                                              950           955,947
  Florence County, SC, Industrial Development Rev
    (Stone Container Corp.), 7.375s, 2007                                        3,315         3,592,267
  Gulf Coast Waste Disposal Authority, TX (USX Corp.), 5.5s, 2017                3,000         3,024,240
  Gulf Coast Waste Disposal Authority, TX (Valero
    Energy Corp.), 5.6s, 2032                                                    2,000         1,991,300
  Hardeman County, TN (Correctional Facilities Corp.), 7.75s, 2017               6,500         7,249,905
  Hernando County, FL, Water & Sewer Rev. (Florida
    Crushed Stone), 8.5s, 2014                                                   8,555         9,925,853
  Hodge Village, LA, Utilities Rev. (Stone Container), 9s, 2010                  6,800         7,293,136
  Illinois Development Finance Authority, Economic
    Development Rev. (Latin School of Chicago), 5.6s, 2018                         850           849,958
  Illinois Development Finance Authority, Economic
    Development Rev. (Latin School of Chicago), 5.65s, 2028                      1,730         1,729,913
  Indiana Development Finance Authority, 7.25s, 2011                            10,000        11,065,700
  Indiana Development Finance Authority Rev. (Inland
    Steel), 5.75s, 2011                                                          3,000         3,081,660
  Lawrenceburg, TN, Industrial Development Board
    (Tridon, Inc.), 9.875s, 2006                                                 2,300         2,436,643
  Maine Finance Authority (Bowater), 7.75s, 2022                                 8,500         9,480,730
  Massachusetts Port Authority Rev., Special Facilities
    (Bosfuel), MBIA, 5.75s, 2039                                                 5,000         5,190,600
  Mesa County, CO (Joy Technologies), 8.5s, 2006                                 1,350         1,519,641
  New Hampshire Business Authority, Sewer & Solid Waste
    Disposal (Crown Paper), 7.875s, 2026                                         5,000         5,794,750
  New Jersey Economic Development Authority (Holt
    Hauling & Warehousing), 8.4s, 2015                                           4,000         4,325,920
  New Jersey Economic Development Authority (Holt
    Hauling & Warehousing), 8.6s, 2017                                           8,000         8,700,480
  Ohio Solid Waste Rev. (CSC Limited), 8.5s, 2022                                4,500         4,735,305
  Ohio Solid Waste Rev. (Republic Engineered Steels), 8.25s, 2014                7,000         7,511,910
  Owyhee County, ID, Industrial Development Rev., 8.25s, 2002                    4,000         4,272,520
  Perry County, KY, Solid Waste Disposal Resources (TJ
    International), 7s, 2024                                                    11,000        11,967,230
  Phenix City, AL, Industrial Development Board,
    Environmental Improvement Rev. (Mead Coated Board), 5.3s, 2027               5,000         4,892,300
  Philadelphia, PA, Industrial Development Authority Rev., 7.75s, 2017           2,000         2,229,960
  Port Corpus Christi, TX, Industrial Development Corp.
    Rev. (Valero Energy Corp.), 5.4s, 2018                                       2,400         2,396,808
  Port of New Orleans, LA (Avondale Industries), 8.5s, 2014                     22,440        25,808,917
  Port of New Orleans, LA (Continental Grain Co.), 7.5s, 2013                    2,000         2,206,360
  Power County, ID, Pollution Control Rev. (FMC Corp.), 5.625s, 2014             1,000         1,024,930
  Riverdale, IL, Enviromental Improvement Rev. (Acme
    Metals), 7.9s, 2024                                                          2,500         2,680,250
  Savannah, GA, Economic Development Authority,
    Industrial Development Rev. ( Hershey Foods Corp.), 7.4s, 2026               7,500         8,345,175
  Spokane County, WA, Industrial Development Corp.
    (Kaiser Aluminum & Chemical Corp.), 7.6s, 2027                               3,700         4,199,611
  Sweetwater County, WY, Solid Waste Disposal Rev., 6.9s, 2024                   3,000         3,291,120
  Tooele County, UT, Pollution Control Rev., 7.55s, 2027                         5,000         5,582,200
                                                                                          --------------
                                                                                          $  210,825,560
--------------------------------------------------------------------------------------------------------
Insured Health Care Revenue - 1.9%
  Chester County, PA, Health & Education Facilities
    Authority (Jefferson Health Systems), AMBAC, 5.25, 2022                   $  5,000    $    4,993,300
  Illinois Health Facilities Authority Rev. (Sisters of
    Mercy), MBIA, 9.417s, 2015(++)                                               5,200         6,201,832
  Montana Health Facility Authority (Deaconess
    Hospital), AMBAC, RIBS, 9.246s, 2016(++)                                     4,000         4,542,120
  North Central, TX, Health Facilities Development
    Corp. (Presbyterian Hospital), MBIA, 9.395s, 2021 (++)                       4,000         4,671,280
  Philadelphia, PA, Hospital & Higher Education
    Facilities Authority Rev., FGIC, 6.449s, 2012(++)                            2,000         2,070,260
  Salt Lake City, UT, Hospital Rev. (Intermountain
    Health Care), AMBAC, 9.566s, 2020(++)                                        1,250         1,445,150
  Tyler, TX, Health Facilities Development Corp. (East
    Texas Medical Center), MBIA, 5.6s, 2027                                      3,000         3,107,490
                                                                                          --------------
                                                                                          $   27,031,432
--------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.0%
  Alexandria, VA, Redevelopment & Housing Finance
    Authority (Jefferson Village Apartments), 9s, 2018                        $  2,000    $    2,074,600
  Austin, TX, Housing Finance Corp. (Woodland Heights
    Apartments), 7.25s, 2027                                                     4,000         4,599,840
  California Statewide Community, Development Authority
    (Irvine Apartments), 5.25s, 2025                                             3,500         3,522,050
  Dallas, TX, Housing Finance Corp., 8.5s, 2011                                  3,130         3,295,452
  Florida Multi-Family Housing Finance Agency Rev
    (Center Court Apartments), 8.5s, 2018                                        1,775         1,856,224
  Maplewood, RI, Housing Development Corp. (Terrace
    Apartments), 6.9s, 2025                                                      4,005         4,256,314
  Maryland Community Development Administration, 0s, 2032                       11,550           871,447
  Memphis, TN, Health, Education & Housing Facilities
    Board (Wesley Highland Terrace), 8.25s, 2015++                               6,300         5,355,000
  Texas Housing & Community Board (Harbors & Plumtree), 10s, 2026                1,765         1,813,838
  Virginia Housing & Development Authority, 0s, 2017                             6,530         1,188,525
                                                                                          --------------
                                                                                          $   28,833,290
--------------------------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 0.5%
  Black Hawk, CO, Device Tax Rev., 5.625s, 2021                               $  1,250    $    1,223,987
  Denver, CO, Urban Renewal Tax (Downtown Denver), 8.5s, 2013                    1,340         1,394,967
  Denver, CO, Urban Renewal Tax (Downtown Denver), 7.25s, 2017                   1,250         1,348,600
  Denver, CO, Urban Renewal Tax (Musicland), 8.5s, 2017                            950           988,969
  Virgin Islands Public Finance Authority, 6s, 2006                                500           525,305
  Virgin Islands Public Finance Authority, 5.875s, 2018                          1,500         1,550,070
                                                                                          --------------
                                                                                          $    7,031,898
--------------------------------------------------------------------------------------------------------
Single Family Housing Revenue - 6.2%
  Arkansas Housing Development Agency, Residential
    Mortgage Rev., 0s, 2015                                                   $  5,525    $      921,460
  California Housing Finance Authority Rev., 7.4s, 2026                          6,940         7,403,523
  California Housing Finance Authority Rev., FHA, 0s, 2023                       6,400           943,360
  California Rural Home Mortgage Finance Authority, 5.75s, 2029                  1,500         1,637,325
  Chicago, IL, Capital Appreciation, Single Family
    Mortgage Rev., FGIC, 0s, 2017                                                6,830           865,634
  Colorado Housing Finance Authority, 8s, 2016                                   3,000         3,002,610
  Colorado Housing Finance Authority, 6.55s, 2025                                1,000         1,101,020
  Connecticut Housing Finance Authority, 5.85s, 2028                             4,125         4,241,408
  Cook County, IL (Markham), 0s, 2015                                            2,245           358,571
  Corpus Christi, TX, Housing Finance Corp., MBIA, 0s, 2011                      3,395           964,825
  Delaware Single Family Housing Authority Rev., 6.75s, 2024                     2,660         2,856,095
  Denver, CO, City & County Single Family Mortgage Rev., 0s, 2015                  445            68,130
  East Baton Rouge, LA, Capital Appreciation Rev., MBIA, 0s, 2010                8,715         2,349,477
  El Paso, TX, Housing Finance Corp., Single Family
    Mortgage Rev., 8.75s, 2011                                                     665           716,338
  Florida Housing Finance Agency Rev., 0s, 2016                                  8,825         1,473,157
  Georgia Housing & Finance Authority Rev., FHA, 0s, 2031                       69,410         6,303,816
  Harris County, TX, Housing Finance Corp., 9.875s, 2014                           555           557,392
  Hawaii Housing Finance & Development Corp., 5.75s, 2030                        5,000         5,113,450
  Jefferson County, CO, Single Family Mortgage Rev.,
    MBIA, 8.875s, 2013                                                             255           271,455
  Jefferson County, TX, Housing Finance Corp., Single
    Family Mortgage Rev., MBIA, 0s, 2015                                         3,480           551,197
  Maryland Community Development Administration, 6s, 2039                        3,500         3,656,520
  Mississippi Home Corp., Single Family Senior Housing
    Rev., FGIC, 9.25s, 2012                                                        182           194,234
  Nebraska Investment Finance Authority Housing Rev., 6.3s, 2028                 2,485         2,647,121
  Nevada Housing Division, Single Family Mortgage Rev., 0s, 2015                 1,065           197,180
  New Castle County, DE, Single Family Mortgage Rev., FGIC, 0s, 2016               845           138,867
  New Mexico Mortgage Finance Authority, Single Family
    Mortgage Rev., 6.9s, 2024                                                    2,735         2,905,035
  North Carolina Housing Finance Agency, 5.85s, 2028                             9,110         9,391,499
  North Dakota Housing Finance Agency, Single Family
    Mortgage Rev., 8.3s, 2012                                                      330           343,084
  North Dakota Housing Finance Agency, Single Family
    Mortgage Rev., 6.8s, 2023                                                      895           948,369
  North Dakota Housing Finance Agency, Single Family
    Mortgage Rev., 5.9s, 2029                                                    2,295         2,374,017
  Ohio Housing Finance Agency, Single Family Mortgage
    Rev., GNMA, RIBS, 9.821s, 2031(++)                                           1,350         1,521,666
  Oklahoma Housing Finance Agency, 5.375s, 2020                                  2,000         2,000,000
  Reno County, KS, Single Family Mortgage Rev., AMBAC, 0s, 2014                  3,075           498,765
  Sedgwick & Shawnee Counties, KS, 5.5s, 2022                                    5,000         5,441,250
  South Dakota Housing Development Authority, 5.8s, 2028                         5,000         5,152,500
  Texas Housing & Development Agency, Residential
    Mortgage Rev., 8.4s, 2020                                                    1,585         1,657,118
  Vermont Housing Finance Agency, 8.1s, 2022                                     1,510         1,561,793
  Wisconsin Housing & Economic Development Authority, 0s, 2016                   1,655           275,442
  Wisconsin Housing & Economic Development Authority,
    RIBS, 10.077s, 2022(++)                                                      1,770         1,989,232
  Wyoming Community Development Authority, 5.85s, 2028                           4,980         5,143,045
                                                                                          --------------
                                                                                          $   89,736,980
--------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.3%
  Effingham County, GA, Development Authority (Fort
    James), 5.625s, 2018                                                      $  5,000    $    5,000,000
--------------------------------------------------------------------------------------------------------
Special Assessment District - 0.1%
  Indianapolis, IN, Public Improvement Bond Rev., 6.5s, 2022                  $  2,000    $    2,004,320
--------------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.0%
  Arizona Student Loan Acquisition Authority,"C", 7.625s, 2010                $  4,610    $    5,147,711
  Arizona Student Loan Acquisition Authority,"D", 7.25s, 2010                    2,970         3,163,822
  Education Loans, Inc., SD, 5.6s, 2020                                          2,700         2,698,677
  Pennsylvania Higher Education Assistance Agency,
    AMBAC, 8.346s, 2022(++)                                                      2,700         3,057,993
                                                                                          --------------
                                                                                          $   14,068,203
--------------------------------------------------------------------------------------------------------
Turnpike Revenue - 8.5%
  Florida Mid-Bay Bridge Authority Rev., 8.5s, 2022                           $  2,500    $    2,825,850
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s to 2005, 7.15s to 2013                                    5,000         3,914,900
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2018                                                    44,190        15,627,793
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2021                                                    25,000         7,446,500
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2022                                                    30,835         8,700,712
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2023                                                     5,765         1,541,042
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2024                                                    72,045        18,243,235
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2030                                                    22,935         4,195,729
  Massachusetts Turnpike Authority, Metropolitan
    Highway System Rev., MBIA, 0s, 2021                                          9,500         2,969,415
  Massachusetts Turnpike Authority, Metropolitan
    Highway System Rev., MBIA, 0s, 2024                                         19,500         5,176,665
  Massachusetts Turnpike Authority, Metropolitan
    Highway System Rev., MBIA, 5s, 2027                                         10,000         9,663,000
  Metropolitan Transportation Authority, NY,
    Transportation Facility Rev., 5.25s, 2017                                    5,000         4,969,750
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2011                         2,700         1,281,825
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2012                         2,100           965,076
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2012                         1,700           788,766
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2013                         7,000         3,021,340
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2014                         6,600         2,672,934
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2015                         7,250         2,729,480
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2016                         2,000           704,760
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., MBIA, 5.25s, 2030                                   15,200        15,192,552
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., MBIA, 0s, 2031                                      24,000         4,380,720
  Telluride, CO, Gondola Transit Co., 11.5s, 2012                                  975         1,551,157
  Telluride, CO, Gondola Transit Co., 9s, 2016                                   2,465         2,892,406
  West Virginia Parkways, Economic Development &
    Tourism Authority, FGIC, RIBS, 7.577s, 2019(++)                              1,200         1,324,236
                                                                                          --------------
                                                                                          $  122,779,843
--------------------------------------------------------------------------------------------------------
Universities - 1.5%
  Islip, NY, Community Development Agency Rev. (New
    York Institute of Technology), 7.5s, 2026                                 $  6,000    $    6,594,840
  Massachusetts Industrial Finance Agency (Curry College), 8s, 2014              1,420         1,532,265
  Massachusetts Industrial Finance Agency (Emerson
    College), 8.9s, 2018                                                         3,000         3,280,710
  New Hampshire Higher Educational & Health Facilities
    (Franklin Pierce Law Center), 5.5s, 2018                                     1,200         1,192,740
  New York Dormitory Authority Rev. (City University), 5s, 2018                 10,000         9,632,600
                                                                                          --------------
                                                                                          $   22,233,155
--------------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 1.1%
  Detroit, MI, Sewage Disposal Rev., FGIC, 7.618s, 2023(++)                   $  2,000    $    2,149,380
  Harrisburg, PA, Authority Water Rev., FGIC, 7.72s, 2015(++)                    2,000         2,255,980
  New York City, NY, Municipal Water Finance Authority, 5.75s, 2029              8,590         9,068,549
  New York City, NY, Municipal Water Finance Authority,
    FSA, 5.375s, 2026                                                            2,500         2,520,375
                                                                                          --------------
                                                                                          $   15,994,284
--------------------------------------------------------------------------------------------------------
Other - 2.5%
  Brush, CO, Industrial Development Rev. (Training
    Centers International), 9.5s, 2015**                                      $  8,822    $    6,792,940
  Colorado River, TX, Municipal Water District, 6.25s, 2004                      3,000         3,007,440
  Danville, VA, Industrial Development Authority Rev
    (Piedmont Mall), 8s, 2017                                                    8,280         8,825,735
  District of Columbia (National Public Radio), 7.7s, 2023                       3,500         3,832,185
  Harris County, TX, Cultural Education Facility (Space
    Center Houston), 9.25s, 2023                                                    70            73,303
  Martha's Vineyard, MA, Land Bank (Land Acquisition), 8.125s, 2011              2,600         2,810,730
  Massachusetts Health & Education Facilities Authority
    (Learning Center for Deaf Children), 9.25s, 2014                               800           844,808
  Massachusetts Industrial Finance Agency (Brandon
    Residential Treatment), 8.75s, 2024                                          5,225         5,917,521
  Southeast Wisconsin Professional Baseball,
    Certificates of Participation, MBIA, 0s, 2014                                1,000           436,740
  Southeast Wisconsin Professional Baseball,
    Certificates of Participation, MBIA, 0s, 2015                                1,000           413,080
  Southeast Wisconsin Professional Baseball,
    Certificates of Participation, MBIA, 0s, 2017                                1,000           369,570
  St. Louis County, MO, Industrial Development
    Authority (Eagle Golf Enterprises), 10s, 2005                                2,200         2,423,322
  St. Louis County, MO, Industrial Development
    Authority (Kiel Center Arena), 7.875s, 2024                                  1,000         1,100,210
                                                                                          --------------
                                                                                          $   36,847,584
--------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,298,084,953)                                   $1,426,227,520
--------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.5%
--------------------------------------------------------------------------------------------------------
  Bartow County, GA, Development Authority, Pollution
    Control Rev. (Georgia Power Co.), due 03/01/24                            $  1,700    $    1,700,000
  Burke County, GA, Development Authority Pollution
    Rev. (Georgia Power Co.), due 04/01/25                                         200           200,000
  East Baton Rouge, LA, Pollution Control Rev. (Exxon
    Corp.), due 11/01/19                                                         1,000         1,000,000
  East Baton Rouge, LA, Pollution Control Rev. (Exxon
    Corp.), due 03/01/22                                                           200           200,000
  Harris County, TX, Industrial Development Corp.,
    Pollution Control Rev. (Exxon Corp.), due 03/01/24                             900           900,000
  Jackson County, MS, Pollution Control Rev. (Chevron
    USA, Inc.), due 12/01/16                                                       600           600,000
  Lincoln County, WY, Pollution Control Rev. (Exxon Corp.),
    due 11/01/14                                                                 1,300         1,300,000
  Lincoln County, WY, Pollution Control Rev. (Exxon Corp.),
    due 11/01/14                                                                   600           600,000
  Lincoln County, WY, Pollution Control Rev. (Exxon Corp.),
    due 07/01/17                                                                   100           100,000
  Massachusetts Water Resources Authority, due 04/01/28                          9,300         9,300,000
  New York City, NY, due 02/01/20                                                  100           100,000
  New York City, NY, due 08/15/23                                                  100           100,000
  New York City Municipal Water Finance Authority, due 06/15/22                    600           600,000
  Putnam County, GA, Pollution Control Rev. (Georgia
    Power Co.), due 06/01/23                                                       200           200,000
  St. Charles Parish, LA, Pollution Control Rev. (Shell
    Oil Co.), due 10/01/22                                                       2,500         2,500,000
  State of Oregon, due 12/01/19                                                    700           700,000
  Uinta County, WY, Pollution Control Rev. (Chevron
    USA, Inc.), due 08/15/20                                                     1,500         1,500,000
--------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Amortized Cost and Value                             $   21,600,000
--------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,319,684,953)                                       $1,447,827,520
Other Assets, Less Liabilities                                                                  (183,811)
--------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                       $1,447,643,709
--------------------------------------------------------------------------------------------------------
  ** Non-income producing security-in default.
   + Restricted security.
  ++ Security accruing partial interest-in default.
 (+) Security valued by or at the direction of the Trustees.
(++) Inverse floating rate security.

See notes to financial statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------------------
JULY 31, 1998
------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $1,319,684,953)        $1,447,827,520
  Cash                                                                   17,564
  Receivable for investments sold                                     4,027,095
  Receivable for Fund shares sold                                     6,541,421
  Interest receivable                                                19,184,348
  Other assets                                                            8,794
                                                                 --------------
    Total assets                                                 $1,477,606,742
                                                                 --------------
Liabilities:
  Distributions payable                                          $    4,291,534
  Payable for investments purchased                                  16,282,577
  Payable for Fund shares reacquired                                  5,807,749
  Payable to affiliates -
    Management fee                                                       24,305
    Shareholder servicing agent fee                                       4,479
    Distribution and service fee                                        134,722
    Administrative fee                                                      566
  Accrued expenses and other liabilities                              3,417,101
                                                                 --------------
      Total liabilities                                          $   29,963,033
                                                                 --------------
Net assets                                                       $1,447,643,709
                                                                 ==============
Net assets consist of:
  Paid-in capital                                                $1,493,756,973
  Unrealized appreciation on investments                            128,142,567
  Accumulated net realized loss on investments                     (174,897,760)
  Accumulated undistributed net investment income                       641,929
                                                                 --------------
      Total                                                      $1,447,643,709
                                                                 ==============
Shares of beneficial interest outstanding                          161,067,887
                                                                   ===========
Class A shares:
  Net asset value per share
    (net assets of $1,134,168,421 / 126,214,400 shares of
     beneficial interest outstanding)                                 $8.99
                                                                      =====
  Offering price per share (100 / 95.25)                              $9.44
                                                                      =====
Class B shares:
  Net asset value and offering price per share
    (net assets of $313,475,288 / 34,853,487 shares of
     beneficial interest outstanding)                                 $8.99
                                                                      =====

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements

Statement of Operations (Unaudited)
--------------------------------------------------------------------------------
SIX MONTHS ENDED JULY 31, 1998
--------------------------------------------------------------------------------
Net investment income:
  Interest income                                                  $ 46,716,142
                                                                   ------------
  Expenses -
    Management fee                                                 $  4,291,868
    Trustees' compensation                                               39,751
    Shareholder servicing agent fee                                     782,074
    Distribution and service fee (Class B)                            1,260,324
    Administrative fee                                                   99,029
    Custodian fee                                                       168,822
    Printing                                                             47,226
    Postage                                                              52,074
    Auditing fees                                                        21,250
    Legal fees                                                           19,733
    Miscellaneous                                                       301,770
                                                                   ------------
      Total expenses                                               $  7,083,921
    Fees paid indirectly                                               (149,593)
                                                                   ------------
      Net expenses                                                 $  6,934,328
                                                                   ------------
        Net investment income                                      $ 39,781,814
                                                                   ------------
Realized and unrealized gain (loss) on investments:
    Realized gain (loss) (identified cost basis) -
      Investment transactions                                      $   (660,268)
      Futures contracts                                                 243,110
                                                                   ------------
        Net realized loss on investments                           $   (417,158)
                                                                   ------------
    Change in unrealized appreciation on investments               $(13,164,988)
                                                                   ------------
      Net realized and unrealized loss on investments              $(13,582,146)
                                                                   ------------
        Increase in net assets from operations                     $ 26,199,668
                                                                   ============

See notes to financial statements

Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED                    YEAR ENDED
                                                             JULY 31, 1998              JANUARY 31, 1998
                                                               (UNAUDITED)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                     $   39,781,814                $   77,180,458
  Net realized loss on investments                                (417,158)                  (43,492,930)
  Net unrealized gain (loss) on investments                    (13,164,988)                   93,915,575
                                                            --------------                --------------
    Increase in net assets from operations                  $   26,199,668                $  127,603,103
                                                            --------------                --------------
Distributions declared to shareholders -
  From net investment income (Class A)                      $  (32,561,937)               $  (67,068,274)
  From net investment income (Class B)                          (7,112,168)                  (10,428,729)
                                                            --------------                --------------
    Total distributions declared to shareholders            $  (39,674,105)               $  (77,497,003)
                                                            --------------                --------------

Net increase in net assets from Fund share
transactions                                                $   89,362,520                $  207,501,009
                                                            --------------                --------------
      Total increase in net assets                          $   75,888,083                $  257,607,109
Net assets:
  At beginning of period                                     1,371,755,626                 1,114,148,517
                                                            --------------                --------------

At end of period (including undistributed net
investment income of $641,929 and $534,220,
respectively)                                               $1,447,643,709                $1,371,755,626
                                                            ==============                ==============

See notes to financial statements

Financial Highlights
------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED JANUARY 31,
                          SIX MONTHS ENDED            ------------------------------------------------------------------------
                             JULY 31, 1998               1998            1997              1996            1995           1994
                               (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                   CLASS A
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning
  of period                         $ 9.07             $ 8.73          $ 9.12            $ 8.60          $ 9.38         $ 9.26
                                    ------             ------          ------            ------          ------         ------
Income from investment operations# -
  Net investment income             $ 0.26             $ 0.57          $ 0.61            $ 0.61          $ 0.64         $ 0.77
  Net realized and unrealized
    gain (loss) on investments       (0.08)              0.34           (0.36)             0.59           (0.75)          0.05
                                    ------             ------          ------            ------          ------         ------
    Total from investment
      operations                    $ 0.18             $ 0.91          $ 0.25            $ 1.20          $(0.11)        $ 0.82
                                    ------             ------          ------            ------          ------         ------
Less distributions declared to
  shareholders from net investment
  income                            $(0.26)            $(0.57)         $(0.64)           $(0.68)         $(0.67)        $(0.70)
                                    ------             ------          ------            ------          ------         ------
Net asset value - end of period     $ 8.99             $ 9.07          $ 8.73            $ 9.12          $ 8.60         $ 9.38
                                    ======             ======          ======            ======          ======         ======
Total return(+)                      2.06%++           10.81%           2.87%            13.92%         (1.04)%          9.19%
Ratios (to average net assets)/Supplemental data:
  Expenses##                         0.84%+             0.89%           0.93%             0.93%           1.04%          1.10%
  Net investment income              5.92%+             6.42%           6.96%             6.83%           7.27%          7.15%
Portfolio turnover                      4%                19%             17%               20%             32%            18%
Net assets at end of period
 (000 omitted)                  $1,134,168         $1,107,181        $988,178        $1,009,031        $920,043       $809,957

  + Annualized.
 ++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1995, are based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED JANUARY 31,                                1993              1992             1991            1990            1989
-----------------------------------------------------------------------------------------------------------------------------
                                                   CLASS A
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period               $ 9.22            $ 9.09           $ 9.45          $ 9.55          $ 9.68
                                                    ------            ------           ------          ------          ------
Income from investment operations -
  Net investment income                             $ 0.73            $ 0.73           $ 0.74          $ 0.85          $ 0.88
  Net realized and unrealized gain (loss) on
    investments                                       0.06              0.17            (0.32)          (0.09)          (0.12)
                                                    ------            ------           ------          ------          ------
    Total from investment operations                $ 0.79            $ 0.90           $ 0.42          $ 0.76          $ 0.76
                                                    ------            ------           ------          ------          ------
Less distributions declared to shareholders -
  From net investment income                        $(0.75)           $(0.77)          $(0.78)         $(0.81)         $(0.82)
  From net realized gain on investments               --                --               --             (0.04)          (0.07)
  From paid-in capital                                --                --               --             (0.01)           --
                                                    ------            ------           ------          ------          ------
    Total distributions declared to shareholders    $(0.75)           $(0.77)          $(0.78)         $(0.86)         $(0.89)
                                                    ------            ------           ------          ------          ------
Net asset value - end of period                     $ 9.26            $ 9.22           $ 9.09          $ 9.45          $ 9.55
                                                    ======            ======           ======          ======          ======
Total return(+)                                      9.02%            10.34%            4.65%           8.24%           8.32%
Ratios (to average net assets)/Supplemental data:
  Expenses                                           1.00%             1.03%            1.05%           1.02%           0.65%
  Net investment income                              7.95%             7.96%            8.17%           8.90%           9.27%
Portfolio turnover                                     10%               21%              41%             21%             23%
Net assets at end of period (000 omitted)         $731,968          $648,043         $638,185        $485,037        $325,044

(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

Financial Highlights - continued
------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED JANUARY 31,
                                SIX MONTHS ENDED        ----------------------------------------------------------------------
                                   JULY 31, 1998             1998            1997           1996            1995        1994**
                                     (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                         CLASS B
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period     $ 9.08           $ 8.74          $ 9.12         $ 8.60          $ 9.38        $ 9.40
                                          ------           ------          ------         ------          ------        ------
Income from investment operations# -
  Net investment income(S)                $ 0.22           $ 0.49          $ 0.52         $ 0.52          $ 0.57        $ 0.32
  Net realized and unrealized gain
    (loss) on investments                  (0.09)            0.34           (0.35)          0.59           (0.78)        (0.14)
                                          ------           ------          ------         ------          ------        ------
    Total from investment operations      $ 0.13           $ 0.83          $ 0.17         $ 1.11          $(0.21)       $ 0.18
                                          ------           ------          ------         ------          ------        ------
Less distributions declared to
  shareholders from net investment
  income                                  $(0.22)          $(0.49)         $(0.55)        $(0.59)         $(0.57)       $(0.20)
                                          ------           ------          ------         ------          ------        ------
Net asset value - end of period           $ 8.99           $ 9.08          $ 8.74         $ 9.12          $ 8.60        $ 9.38
                                          ======           ======          ======         ======          ======        ======
Total return                               1.50%++          9.87%           1.96%         12.78%         (2.13)%         1.89%+
Ratios (to average net assets)/
 Supplemental data(S):
  Expenses##                               1.72%+           1.73%           1.86%          1.91%           2.10%         2.04%+
  Net investment income                    5.04%+           5.50%           6.00%          5.84%           6.32%         5.43%+
Portfolio turnover                            4%              19%             17%            20%             32%           18%
Net assets at end of period
  (000 omitted)                         $313,475         $264,575        $125,971        $77,808         $55,675            $1

 ** For the period from the inception of Class B, September 7, 1993, through January 31, 1994.
  + Annualized.
 ++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1995, are based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(S) The distributor voluntarily waived a portion of its distribution fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

    Net investment income                   --             $ 0.49            --             --              --            --
    Ratios (to average net assets):
      Expenses##                            --              1.80%            --             --              --            --
      Net investment income                 --              5.43%            --             --              --            --

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Municipal High Income Fund (the Fund) is a non-diversified series of MFS Series Trust III (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities, and tend to be more sensitive to economic conditions.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts listed on commodities exchanges are reported at market value using closing settlement prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Futures Contracts - The Fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the Fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in contracts on related options for purposes other than hedging may be made when the Fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount is amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The Fund uses the effective interest method for reporting interest income on payment-in-kind (PIK) bonds. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - The Fund's custody fee is calculated as a percentage of the Fund's month end net assets. The fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions to shareholders are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or net realized gains.

At January 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryforward of $169,959,618 which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on January 31, 1999, ($2,433,909), January 31, 2000, ($4,786,449),
January 31, 2001, ($5,199,093), January 31, 2002, ($28,166,887), January 31,
2003, ($27,178,219), January 31, 2004, ($30,637,034), January 31, 2005,
($26,148,057) and January 31, 2006, ($45,409,970).

Multiple Classes of Shares of Beneficial Interest - The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

BASED ON AVERAGE NET ASSETS                BASED ON GROSS INCOME
----------------------------------------   ------------------------------------
First $1.3 billion                 0.30%   4.75%
In excess of $1.3 billion          0.25%

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $11,271 for the six months ended July 31, 1998.

Administrator - The Fund has an administrative services agreement with MFS to provide the Fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the Fund pays MFS an administrative fee at the following annual percentages of the Fund's average daily net assets:

            First $1 billion                               0.0150%
            Next $1 billion                                0.0125%
            Next $1 billion                                0.0100%
            In excess of $3 billion                        0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $457,620 for the six months ended July 31, 1998, as its portion of the sales charge on sales of Class A shares of the Fund. The Trustees have adopted a distribution plan relating solely to Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B shares. Except in the case of the 0.25% per annum Class B service fee paid by the Fund upon sale of Class B shares in the first year, payment of the Class B service fee will be suspended until such date as the Trustees of the Trust may determine. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $0 for the six months ended July 31, 1998. Fees incurred under the distribution plan during the six months ended July 31, 1998, were 0.88% of average daily net assets attributable to Class B shares on an annualized basis.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended July 31, 1998, were $24,000 and $417,743 for Class A and Class B shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the Fund's average daily net assets at an effective annual rate of 0.1125%.

(4) Portfolio Securities
Purchases and sales of investments, other than short-term obligations, aggregated $146,234,682 and $52,396,058, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $1,319,684,953
                                                               --------------
Gross unrealized appreciation                                  $  139,103,788
Gross unrealized depreciation                                     (10,961,221)
                                                               --------------
    Net unrealized appreciation                                $  128,142,567
                                                               ==============

(5) Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares
                                    SIX MONTHS ENDED JULY 31, 1998           YEAR ENDED JANUARY 31, 1998
                                ----------------------------------    ----------------------------------
                                         SHARES             AMOUNT            SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------
Shares sold                          13,256,336       $119,360,314        25,471,927       $ 224,128,497
Shares issued to shareholders
  in reinvestment of distributions    1,317,310         11,857,873         2,798,867          24,656,251
Shares reacquired                   (10,378,457)       (93,438,158)      (19,400,212)       (171,063,899)
                                    -----------       ------------       -----------       -------------
    Net increase                      4,195,189       $ 37,780,029         8,870,582       $  77,720,849
                                    ===========       ============       ===========       =============

Class B Shares
                                    SIX MONTHS ENDED JULY 31, 1998           YEAR ENDED JANUARY 31, 1998
                                 ---------------------------------    ----------------------------------
                                         SHARES             AMOUNT            SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------
Shares sold                           7,394,910       $ 66,671,118        16,825,264       $ 148,354,869
Shares issued to shareholders
  in reinvestment of
  distributions                         252,976          2,278,620           387,829           3,429,277
Shares reacquired                    (1,926,914)       (17,367,247)       (2,492,160)        (22,003,986)
                                    -----------       ------------       -----------       -------------
    Net increase                      5,720,972       $ 51,582,491        14,720,933       $ 129,780,160
                                    ===========       ============       ===========       =============

(6) Line of Credit
The Fund and other affiliated funds participate in a $805 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the six months ended July 31, 1998, was $1,546.

(7) Restricted Securities
The Fund may invest not more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At July 31, 1998, the Fund owned the following restricted securities (constituting 0.5% of net assets) which may not be publicly sold without registration under the Securities Act of 1933. The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, are valued at fair value as determined in good faith by or at the direction of the Trustees.

                                                    DATE OF         PRINCIPAL
DESCRIPTION                                     ACQUISITION            AMOUNT             COST             VALUE
------------------------------------------------------------------------------------------------------------------
Eastern Band Cherokee Indian Community,
  NC, 10.25s, 2009                                 11/25/86        $2,885,000       $2,964,523        $2,903,204
Eastern Band Cherokee Indian Community,
  NC, 11s, 2012                                     9/19/86           950,000          859,632           955,947
Hannibal, MO, Industrial Development
  Authority, 9.5s, 2022                             3/23/92         3,000,000        2,971,570         3,554,250
                                                                                                      ----------
                                                                                                      $7,413,401
                                                                                                      ==========

PART C



Item 24.   Financial Statements and Exhibits


           MFS High Income Fund

           (a) Financial Statements Included in Part A: For each of the years in the ten-year period ended January 31, 1998:
                    Financial Highlights

               Financial Statements Included in Part B:
                 At January 31, 1998:
                    Statement of Assets and Liabilities*
                            Portfolio of Investments*

                 For the year ended January 31, 1998:
                            Statement of Operations*

                 For the two years ended January 31, 1998:
                    Statement of Changes in Net Assets*

           MFS Municipal High Income Fund

           (a) Financial Statements Included in Part A: For each of the years in the ten-year period ended January 31, 1998.
                    Financial Highlights


                 For the six-month period ended July 31, 1998:
                    Financial Highlights (unaudited)


               Financial Statements Included in Part B:
                 At January 31, 1998:
                    Statement of Assets and Liabilities**
                           Portfolio of Investments**


                 At July 31, 1998:
                    Statement of Assets and Liabilities
                 (unaudited)
                    Portfolio of Investments (unaudited)


                 For the year ended January 31, 1998:
                            Statement of Operations**


                 For the six months ended July 31, 1998:
                    Statement of Operations (unaudited)


                 For the two years ended January 31, 1998:
                    Statement of Changes in Net Assets**


                 For the six months ended July 31, 1998:
                    Statement of Changes in Net Assets (unaudited)

-----------------------------
* Incorporated herein by reference to the Fund's Annual Report to shareholders dated January 31, 1998, filed via EDGAR with the SEC on April 8, 1998.
** Incorporated herein by reference to the Fund's Annual Report to shareholders dated January 31, 1998, filed via EDGAR with the SEC on April 7, 1998.

           (b) Exhibits:

                1 (a) Amended and Restated Declaration of Trust,
                      dated February 17, 1995.  (1)

                  (b) Amendment to Declaration of Trust to add Class P Shares,
                      dated June 20, 1996. (8).

                  (c) Amendment to Declaration of Trust dated December 19, 1996 to redesignate Class P Shares as Class I Shares. (12)

                  (d) Amendment to Declaration of Trust, dated May 14, 1998, to establish MFS High Yield Opportunities Fund as a new series. (15)


                  (e) Form of Amendment to Declaration of Trust, dated September
                      16, 1998; filed herewith.


                2     Amended and Restated By-Laws, dated December 21, 1994. (1)

                3     Not Applicable.

                4     Form of Share Certificate for Classes of Shares.  (7)

                5 (a) Investment Advisory Agreement for MFS High Income
                       Fund, dated May 20, 1987. (1)

                  (b) Investment Advisory Agreement for MFS Municipal High
                      Income Fund dated September 1, 1993. (5)

                  (c) Amendment to Investment Advisory Agreement for MFS
                      Municipal High Income Fund, dated August 1, 1995. (6)

                  (d) Form of Investment Advisory Agreement for MFS High Yield
                      Opportunities Fund. (15)

                6 (a) Dealer Agreement between MFS Fund Distributors, Inc.
                      ("MFD"), and a dealer and the Mutual Fund Agreement between MFD and a bank or NASD affiliate, as amended on April 11, 1997. (12)

                  (b) Distribution Agreement, dated January 1, 1995. (1)

                7 Retirement Plan for Non-Interested Person Trustees, dated February 1, 1991. (5)

                8 (a) Custodian Agreement, dated May 24, 1988. (5)

                  (b) Amendment to Custodian Agreement, dated May 24, 1988. (5)

                  (c) Amendment to Custodian Agreement, dated October 1,
                      1989. (5)

                  (d) Amendment to Custodian Agreement, dated September 17,
                      1991. (5)

                9 (a) Shareholder Servicing Agent Agreement, dated August 1,
                      1985. (5)

                  (b) Amendment to the Shareholder Servicing Agreement dated
                      January 1, 1998 to amend Fee Schedule. (15)

                  (c) Exchange Privilege Agreement, dated July 30, 1997. (13)

                  (d) Loan Agreement by and among the Banks named therein, the
                      MFS Funds named therein, and The First National Bank of Boston, dated as of February 21, 1995. (3)

                  (e) Third Amendment dated February 14, 1997 to Loan Agreement dated February 21, 1995 by and among the Banks named therein and The First National Bank of Boston. (14)

                  (f) Dividend Disbursing Agency Agreement, dated February 1,
                      1986. (2)

                  (g) Master Administrative Services Agreement, dated March 1,
                      1997 as amended. (10)

               10     Consent and Opinion of Counsel, dated May 13, 1998. (15)


               11 (a) Consent of Deloitte & Touche LLP - MFS High Income
                      Fund. (16)

                  (b) Consent of Ernst & Young LLP - MFS Municipal High Income
                      Fund. (16)


               12     Not Applicable.

               13     Not Applicable.

               14 (a) Forms for Individual Retirement Account Disclosure
                      Statement as currently in effect. (4)

                  (b) Forms for MFS 403(b) Custodial Account Agreement as
                      currently in effect. (4)

                  (c) Forms for MFS Prototype Paired Defined Contribution Plans
                      and Trust Agreement as currently in effect. (4)

                  (d) Forms for Roth Individual Retirement Account Disclosure
                      Statement and Trust Agreement as currently in effect. (9).

               15 (a) Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997. (11)

                  (b) Exhibits as revised February 11, 1998 to Master
                      Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 to replace those exhibits to the Master Distribution Plan contained in Exhibit 15(a) above. (10).


                 (c) Form of Revised Master Distribution Plan, effective September 16, 1998, pursuant to Rule 12b-1 under the Investment Company Act of 1940; filed herewith.



               16 Schedule of Computation for Performance Quotations - Yield, Distribution Rate, Total Rate of Return - MFS High Income Fund; and Yield, Distribution Rate, Tax-Equivalent Yield and Total Return - MFS Municipal High Income Fund.
                      (2)


               17     Financial Data Schedules for each class of
                      each operational series.  (16)

               18 (a) Plan effective September 6, 1996, as amended, pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 (Exhibit A dated May 2, 1998). (16)

                  (b) Plan, effective September 6, 1996, as amended and restated
                      May 27, 1998, pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 (17)


           Power of Attorney, dated September 21, 1994.  (1)
           Power of Attorney, dated February 19, 1998.  (15)

-----------------------------
(1) Incorporated by reference to the Registrant's Post-Effective Amendment No. 20 filed with the SEC via EDGAR on May 31, 1995.
(2) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 28, 1995.
(3) Incorporated by reference to Amendment No. 8 on Form N-2 for MFS Municipal Income Trust (File No. 811-4841) filed with the SEC via EDGAR on February 28, 1995.
(4) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 32 filed with the SEC via EDGAR on August 28, 1995.
(5) Incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed with the SEC via EDGAR on October 13, 1995.
(6) Incorporated by reference to the Registrant's Post-Effective Amendment No. 22 filed with the SEC via EDGAR on May 29, 1996.
(7) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996.
(8) Incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed with the SEC via EDGAR on August 27, 1996.
(9) Incorporated by reference to MFS Series Trust VIII (File Nos. 33-37972 and 811-5262) Post-Effective Amendment No. 14 filed with the SEC via EDGAR on February 26, 1998.
(10) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 65 filed with the SEC via EDGAR on March 30, 1998.
(11) Incorporated by reference to MFS Series Trust IV (File Nos. 33-7638 and 811-2594) Post-Effective Amendment No. 18 filed with the SEC via EDGAR on December 27, 1996.
(12) Incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed with the SEC via EDGAR on May 29, 1997.
(13) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 64 filed with the SEC via EDGAR on October 29, 1997.
(14) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 24 filed with the SEC via EDGAR on May 29, 1997.
(15) Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the SEC via EDGAR on May 15, 1998.

(16) Incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the SEC via EDGAR on May 28, 1998.
(17) Incorporated by reference to MFS Series Trust II (File Nos. 33-7637 and 811-4775) Post-Effective Amendment No. 27 filed with the SEC via EDGAR on May 29, 1998.


Item 25.   Persons Controlled by or under Common Control with Registrant.

           Not Applicable.

Item 26.   Number of Holders of Securities

           For MFS High Income Fund

                (1)                                                (2)
           Title of Class                               Number of Record Holders


           Class A Shares of Beneficial Interest                 37,288
              (without par value)                        (as of August 31,1998)

           Class B Shares of Beneficial Interest                 21,372
              (without par value)                        (as of August 31, 1998)

           Class C Shares of Beneficial Interest                 2,624
              (without par value)                        (as of August 31, 1998)

           Class I Shares of Beneficial Interest                   8
              (without par value)                        (as of August 31, 1998)


           For MFS Municipal High Income Fund

                (1)                                               (2)
           Title of Class                               Number of Record Holders


           Class A Shares of Beneficial Interest                26,719
              (without par value)                        (as of August 31, 1998)

           Class B Shares of Beneficial Interest                5,568
              (without par value)                        (as of August 31, 1998)

           Class C Shares of Beneficial Interest                   0
              (without par value)                        (as of August 31, 1998)


           For MFS High Yield Opportunities Fund

                (1)                                               (2)
           Title of Class                               Number of Record Holders


           Class A Shares of Beneficial Interest                  28
              (without par value)                        (as of August 31, 1998)

           Class B Shares of Beneficial Interest                 107
              (without par value)                        (as of August 31, 1998)

           Class C Shares of Beneficial Interest                 15
              (without par value)                        (as of August 31, 1998)

           Class I Shares of Beneficial Interest                 4
              (without par value)                        (as of August 31, 1998)



Item 27.   Indemnification

           Reference is hereby made to (a) Article V of Registrant's Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 20, filed with the SEC on May 31, 1995 and (b) Section 9 of the Shareholder Servicing Agent Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the SEC via EDGAR on October 13, 1995.

           The Trustees and Officers of the Registrant and the personnel of the Registrant's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 28.   Business and Other Connections of Investment Adviser


           MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has thirteen series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS World Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS Special Opportunities Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has three series: MFS Emerging Growth Fund, MFS Large Cap Growth Fund and MFS Intermediate Income Fund), MFS Series Trust III (which has two series: MFS High Income Fund and MFS Municipal High Income Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund), MFS Series Trust V (which has six series: MFS Total Return Fund, MFS Research Fund, MFS International Opportunities Fund, MFS International Strategic Growth Fund, MFS International Value Fund and MFS Asia Pacific Fund), MFS Series Trust VI (which has three series: MFS World Total Return Fund, MFS Utilities Fund and MFS World Equity
Fund), MFS Series Trust VII (which has two series: MFS World Governments Fund and MFS Value Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS World Growth Fund), MFS Series Trust IX (which has three series: MFS Bond Fund, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund), MFS Series Trust X (which has eight series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Growth and Income Fund, MFS Real Estate Investment Fund, MFS Strategic Value Fund, MFS Small Cap Value Fund and MFS Emerging Markets Debt Fund), MFS Series Trust XI (which has six series: MFS Union Standard Equity Fund, Vertex All Cap Fund, Vertex Research All Cap Fund, Vertex Growth Fund, Vertex Discovery Fund and Vertex Contrarian Fund (the Vertex Funds are expected to be declared effective April 28, 1998)), and MFS Municipal Series Trust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

           MFS also serves as investment adviser of the following open-end
Funds: MFS Institutional Trust ("MFSIT") (which has seven series) and MFS Variable Insurance Trust ("MVI") (which has thirteen series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

           In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

           Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 26 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

           Vertex Investment Management, Inc., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex Research All Cap Fund, Vertex Growth Fund, Vertex Discovery Fund and Vertex Contrarian Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

           MFS International Ltd. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds (which has six portfolios: MFS American Funds-U.S. Equity Fund, MFS American Funds-U.S. Emerging Growth Fund, MFS American Funds-U.S. High Yield Bond Fund, MFS American Funds - U.S. Dollar Reserve Fund, MFS American Funds-Charter Income Fund and MFS American Funds-U.S. Research Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

           MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian World Growth Fund, MFS Meridian Money Market Fund, MFS Meridian World Total Return Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian World Asset Allocation Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

           MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is 4 John Carpenter Street, London, England ED4Y 0NH, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

           MFS Institutional Advisors (Australia) Ltd. ("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 37, Governor Phillip Tower, One Farrer Place, Sydney, N5W2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

           MFS Holdings Australia Pty Ltd. ("MFS Holdings Australia"), a private limited company organized pursuant to the Corporations Law of New South Wales, Australia whose current address is Level 37, Governor Phillip Tower, One Farrer Place, Sydney, NSW2000 Australia, and whose function is to serve primarily as a holding company.

           MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

           MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

           MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

           MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

           MFS

           The Directors of MFS are Jeffrey L. Shames, Arnold D. Scott, John W. Ballen, Kevin R. Parke, Thomas J. Cashman, Jr., Joseph W. Dello Russo, William W. Scott, Donald A. Stewart and John D. McNeil. Mr. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President and Chief Investment Officer, Mr. Scott is a Senior Executive Vice President and Secretary, William W. Scott, Jr., Thomas J. Cashman, Jr., Joseph W. Dello Russo and Kevin R. Parke are Executive Vice Presidents (Mr. Parke is also Chief Equity Officer), Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant

Secretary, Robert T. Burns is a Senior Vice President, Associate
General Counsel and an Assistant Secretary of MFS, and Thomas B.
Hastings is a Vice President and Treasurer of MFS.

           Massachusetts Investors Trust
           Massachusetts Investors Growth Stock Fund
           MFS Growth Opportunities Fund
           MFS Government Securities Fund
           MFS Series Trust I
           MFS Series Trust V
           MFS Series Trust VI
           MFS Series Trust X
           MFS Government Limited Maturity Fund

           Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

           MFS Series Trust II

           Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS Government Markets Income Trust
           MFS Intermediate Income Trust

           Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS Series Trust III

           James T. Swanson, Robert J. Manning and Joan S. Batchelder, Senior Vice Presidents of MFS, and Bernard Scozzafava, Vice President of MFS, are Vice Presidents, Sheila Burns-Magnan, Assistant Vice President of MFS, and Daniel E. McManus, Vice President of MFS, are Assistant Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS Series Trust IV
           MFS Series Trust IX

           Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice
Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the
Secretary, W. Thomas London is the Treasurer, James O. Yost,
Ellen M. Moynihan and Mark E. Bradley are the Assistant
Treasurers and James R. Bordewick, Jr. is the Assistant
Secretary.

           MFS Series Trust VII

           Leslie J. Nanberg and Stephen C. Bryant, Senior Vice
Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the
Secretary, W. Thomas London is the Treasurer, James O. Yost,
Ellen M. Moynihan and Mark E. Bradley are the Assistant
Treasurers and James R. Bordewick, Jr. is the Assistant
Secretary.

           MFS Series Trust VIII

           Jeffrey L. Shames, Leslie J. Nanberg and James T. Swanson and John D. Laupheimer, Jr., a Senior Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS Municipal Series Trust

           Robert A. Dennis is Vice President, David B. Smith and Geoffrey L. Schechter, Vice Presidents of MFS, are Vice Presidents, Daniel E. McManus, Vice President of MFS, is an Assistant Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS Variable Insurance Trust
           MFS Series Trust XI
           MFS Institutional Trust

           Jeffrey L. Shames is the President and Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS Municipal Income Trust

           Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O.
Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant
Treasurers and James R. Bordewick, Jr. is the Assistant
Secretary.

           MFS Multimarket Income Trust
           MFS Charter Income Trust

           Leslie J. Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS Special Value Trust

           Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O.
Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant
Treasurers and James R. Bordewick, Jr. is the Assistant
Secretary.

           MFS/Sun Life Series Trust

           John D. McNeil, Chairman and Director of Sun Life Assurance Company of Canada, is the Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

           Money Market Variable Account
           High Yield Variable Account
           Capital Appreciation Variable Account
           Government Securities Variable Account
           Total Return Variable Account
           World Governments Variable Account
           Managed Sectors Variable Account

           John D. McNeil is the Chairman, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr. is the Assistant
Secretary.

           Vertex

           Jeffrey L. Shames and Arnold D. Scott are the Directors, Jeffrey L. Shames is the President, Kevin R. Parke and John W. Ballen are Executive Vice Presidents, John F. Brennan, Jr., and John D. Laupheimer are Senior Vice Presidents, Brian E. Stack is a Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

           MIL

           Arnold D. Scott, Jeffrey L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas
B. Hastings is the Assistant Treasurer.

           MIL-UK

           Thomas J. Cashman, Jr. is President and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

           MFSI - Australia

           Thomas J. Cashman, Jr. is President and a Director, Graham E. Lenzer, John A. Gee and David Adiseshan are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

           MFS Holdings - Australia

           Jeffrey L. Shames is the President and a Director, Arnold D. Scott, Thomas J. Cashman, Jr., and Graham E. Lenzer are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

           MIL Funds

           Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

           MFS Meridian Funds

           Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr. is the Assistant Secretary and James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers.

           MFD

           Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

           MFSC

           Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President and Chief Information Officer of MFS, is Vice Chairman and a Director, Janet A. Clifford is the President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

           MFSI

           Jeffrey L. Shames, and Arnold D. Scott are Directors, Thomas J. Cashman, Jr., is the President and a Director, Leslie
J. Nanberg is a Senior Vice President, a Managing Director and a Director, Kevin R. Parke is the Executive Vice President and a Managing Director, George F. Bennett, Jr., John A. Gee, Brianne Grady, Joseph A. Kosciuszek and Joseph J. Trainor are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.


           RSI

           Arnold D. Scott is the Chairman and a Director, Martin
E. Beaulieu is the President, William W. Scott, Jr. is a
Director, Joseph W. Dello Russo is the Treasurer, Thomas B.
Hastings is the Assistant Treasurer, Stephen E. Cavan is the
Secretary and Robert T. Burns is the Assistant Secretary.

           In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

         Donald A. Stewart       President and a Director, Sun
                                   Life Assurance Company of
                                   Canada, Sun Life Centre, 150
                                   King Street West, Toronto,
                                   Ontario, Canada (Mr. Stewart
                                   is also an officer and/or
                                   Director of various
                                   subsidiaries and affiliates of
                                   Sun Life)

         John D. McNeil          Chairman, Sun Life Assurance
                                   Company of Canada, Sun Life
                                   Centre, 150 King Street West,
                                   Toronto, Ontario, Canada (Mr.
                                   McNeil is also an officer
                                   and/or Director of various
                                   subsidiaries and affiliates of
                                   Sun Life)

         Joseph W. Dello Russo   Director of Mutual Fund
                                   Operations, The Boston
                                   Company, Exchange Place,
                                   Boston, Massachusetts (until
                                   August, 1994)


Item 29.   Distributors

           (a) Reference is hereby made to Item 28 above.

           (b) Reference is hereby made to Item 28 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

           (c) Not applicable.

Item 30.   Location of Accounts and Records

           The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  NAME                           ADDRESS
                  ----                           -------

           Massachusetts Financial Services      500 Boylston Street
            Company (investment adviser)         Boston, MA 02116

           MFS Fund Distributors, Inc.           500 Boylston Street
            (principal underwriter)              Boston, MA 02116

           State Street Bank and Trust Company   State Street South
            (custodian)                          5-West
                                                 North Quincy, MA  02171

           MFS Service Center, Inc.              500 Boylston Street
            (transfer agent)                     Boston, MA 02116

Item 31.   Management Services

           Not Applicable.

Item 32.   Undertakings

           (a)  Not Applicable.

           (b)  Not Applicable.

           (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders upon request and without charge.

           (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth in Item 27 of this Part C, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 16th day of September, 1998.

                                          MFS SERIES TRUST III


                                          By:    JAMES R. BORDEWICK, JR.
                                              --------------------------
                                          Name:  James R. Bordewick, Jr.
                                          Title: Assistant Secretary

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on September 16, 1998.

         SIGNATURE                                 TITLE
         ---------                                 -----

STEPHEN E. CAVAN*                         Principal Executive Officer
-----------------------------
Stephen E. Cavan

W. THOMAS LONDON*                         Treasurer (Principal Financial Officer
-----------------------------               and Principal Accounting Officer)
W. Thomas London

RICHARD B. BAILEY*                        Trustee
-----------------------------
Richard B. Bailey

PETER G. HARWOOD*                         Trustee
-----------------------------
Peter G. Harwood

J. ATWOOD IVES*                           Trustee
-----------------------------
J. Atwood Ives

LAWRENCE T. PERERA*                       Trustee
-----------------------------
Lawrence T. Perera

WILLIAM J. POORVU*                        Trustee
-----------------------------
William J. Poorvu

CHARLES W. SCHMIDT*                       Trustee
-----------------------------
Charles W. Schmidt

ARNOLD D. SCOTT*                          Trustee
-----------------------------
Arnold D. Scott

JEFFREY L. SHAMES*                        Trustee
-----------------------------
Jeffrey L. Shames

ELAINE R. SMITH*                          Trustee
-----------------------------
Elaine R. Smith

DAVID B. STONE*                           Trustee
-----------------------------
David B. Stone


                                          *By: /s/ JAMES R. BORDEWICK, JR.
                                               ----------------------------
                                          Name:    James R. Bordewick, Jr.
                                                   as Attorney-in-fact

                                          Executed by James R. Bordewick, Jr. on
                                          behalf of those indicated pursuant to
                                          (i) a Power of Attorney dated
                                          September 21, 1994, incorporated by
                                          reference to the Registrant's Post-
                                          Effective Amendment No. 20 filed with
                                          the Securities and Exchange Commission
                                          via EDGAR on May 31, 1995; and (ii) a
                                          Power of Attorney dated February 19,
                                          1998, incorporated by reference to the
                                          Registrant's Post- Effective Amendment
                                          No. 25 filed with the Securities and
                                          Exchange Commission via EDGAR on May
                                          15, 1998.

                              MFS SERIES TRUST III


                                INDEX TO EXHIBITS

EXHIBIT NO.             DESCRIPTION OF EXHIBIT                          PAGE NO.

     1  (e)        Form of Amendment to Declaration of Trust, dated
                   September 16, 1998.

    15  (c)        Form of Revised Master Distribution Plan, effective
                   September 16, 1998, pursuant to Rule 12b-1 under the
                   Investment Company Act
                   of 1940.